John Hancock Variable Insurance Trust

601 Congress Street, Boston, Massachusetts 02210

John Hancock Variable Insurance Trust ("JHVIT" or the "Trust") is an open-end management investment company, commonly known as a mutual fund. Shares of JHVIT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable annuity and variable life insurance contracts ("variable contracts"). JHVIT provides a range of investment objectives through 78 separate investment portfolios or funds (each a "fund," collectively the "funds"). The following funds are described in this Prospectus:

	Ticker				Ticker
Fund Name	Series I	Series III	Series NAV	Fund Name	Series I	Series II	Series NAV
500 Index Trust B	JFIVX	—	—	Lifestyle Balanced MVP	JELBX	—	—
American Asset Allocation Trust	—	—	—	Lifestyle Balanced PS Series	JHBPX	—	—
American Global Growth Trust	—	—	—	Lifestyle Conservative MVP	JELCX	—	—
American Growth Trust	—	—	—	Lifestyle Conservative PS Series	JHCIX	—	—
American Growth-Income Trust	—	—	—	Lifestyle Growth MVP	JELGX	—	—
American International Trust	—	—	—	Lifestyle Growth PS Series	JHGPX	—	—
American New World Trust	—	—	—	Lifestyle Moderate MVP	JELMX	—	—
Bond Trust	—	—	—	Lifestyle Moderate PS Series	JHMPX	—	—
Core Bond Trust	—	—	—	Mid Cap Index Trust	JECIX	—	—
Core Strategy Trust	—	—	—	Mid Cap Stock Trust	—	—	—
Franklin Templeton Founding Allocation Trust	—	—	—	Mid Value Trust	JEMUX	—	—
Fundamental Large Cap Value Trust	—	—	—	Money Market Trust	—	—	—
Global Trust	JEFGX	—	—	Mutual Shares Trust	—	—	—
Globa Bond Trust	—	—	—	Small Cap Growth Trust	JESGX	—	—
High Yield Trust	—	—	—	Small Cap Value Trust	JESVX	—	—
International Core Trust	—	—	—	Total Bond Market Trust B	JTBMX	—	—
International Small Company Trust	—	—	—	Ultra Short Term Bond Trust	—	—	—
International Value Trust	—	—	—	Value Trust	JEVLX	—	—
Investment Quality Bond Trust	—	—	—

Neither the Securities and Exchange Commission (the "SEC") nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by JHVIT, the advisor or any subadvisors to JHVIT or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHVIT in any state where such offer or sale would be prohibited.

Prospectus dated April 27, 2015

John Hancock Variable Insurance Trust

500 Index Trust B

Investment objective

To approximate the aggregate total return of a broad-based U.S. domestic equity market index.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series NAV
Management fee	0.46
Distribution and service (Rule 12b-1) fees	0.00
Other expenses	0.03
Total annual fund operating expenses	0.49
Contractual expense reimbursement [1]	– 0.24
Total annual fund operating expenses after expense reimbursements	0.25
[1]

The advisor has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund's annual operating expenses do not exceed its "Total annual fund operating expenses after expense reimbursements" as shown in the table above. A fund's "Total annual fund operating expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. The advisor's obligation to provide the expense cap will remain in effect until April 30, 2016 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series NAV
1 year	26
3 years	133
5 years	250
10 years	593

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 2% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadvisor believes as a group will behave in a manner similar to the index. The subadvisor may determine that the fund's investments in certain instruments, such as index futures, total return swaps and exchanged-traded funds ("ETFs") have similar economic characteristics as securities that are in the S&P 500 Index. As of February 28, 2015, the market capitalizations of companies included in the S&P 500 Index ranged from $3 billion to $753.4 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadvisor believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadvisor will reflect those changes in the composition of the fund's portfolio as soon as practicable.

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Use of Hedging and Other Strategic Transactions. The fund may invest in futures contracts, swaps, and Depositary Receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

S&P 500 Index risk An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund's predecessor fund and has not been adjusted to reflect the Rule 12b-1 fees of any class of shares. As a result, pre-inception performance of the fund may be higher than if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

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Calendar year total returns for Series NAV (%)

Best quarter: Q2 '09, 15.85%

Worst quarter: Q4 '08, –22.11%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series NAV	13.43	15.20	7.44	05/01/1996
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	15.45	7.67	05/01/1996

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Brett Hryb, CFA Managing Director and Senior Portfolio Manager Managed fund since 2014	Ashikhusein Shahpurwala, CFA Senior Portfolio Manager Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

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American Asset Allocation Trust

Investment objective

To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series III
Management fee [1]	0.28
Distribution and service (Rule 12b-1) fees	0.25
Other expenses	0.04
Total annual fund operating expenses	0.57
[1]	The table reflects the combined fees of the feeder fund and the master fund.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series III
1 year	58
3 years	183
5 years	318
10 years	714

Portfolio turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal investment strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Asset Allocation Fund(SM), a series of American Funds Insurance Series. The master fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. In addition, the master fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization ("NRSRO") designated by the fund's investment advisor or unrated but determined to be of equivalent quality by the fund's investment advisor). Such securities are sometimes referred to as "junk bonds."

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the master fund's investment advisor expects (but is not required) to maintain an investment mix falling within the following ranges: 40% – 80% in equity securities, 20% – 50% in debt securities and 0% – 40% in money market instruments. The proportion of equities, debt and money market securities held by the master fund will vary with market conditions and the investment advisor's assessment of their relative attractiveness as investment opportunities. The master fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the U.S. and up to 5% of its assets in debt securities of issuers domiciled outside the U.S.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Asset allocation risk. Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the adviser may favor an asset category that performs poorly relative to the other asset categories.

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Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk. Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Income stock risk. Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the expenses of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If

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such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series III (%)

Best quarter: Q3 '09, 11.53%

Worst quarter: Q4 '08, –16.28%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series III	5.40	11.55	7.31	01/02/2008
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	15.45	7.67	05/01/2007
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97	4.45	4.71	05/01/2007
Combined Index (reflects no deduction for fees, expenses, or taxes)	10.62	11.18	6.77	05/01/2007

Investment management

Investment Advisor of the Master Fund: Capital Research and Management Company

Portfolio management

Alan N. Berro President; Partner - Capital World Investors Managed the fund since 2000	J. David Carpenter Partner - Capital World Investors Managed the fund since 2013	David A. Daigle Partner - Capital Fixed Income Investors, Capital Research Company Managed the fund since 2009
Jefferey T. Lager Partner - Capital World Investors Managed the fund since 2007	James R. Mulally Partner - Capital Fixed Income Investors, CRMC Managed the fund since 2006	Eugene P. Stein Partner - Capital World Investors Managed the fund since 2008

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

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American Global Growth Trust

Investment objective

To seek to provide long-term growth of capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series III
Management fee [1]	0.52
Distribution and service (Rule 12b-1) fees	0.25
Other expenses	0.06
Total annual fund operating expenses	0.83
[1]	The table reflects the combined fees of the feeder fund and the master fund.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series III
1 year	85
3 years	265
5 years	460
10 years	1,025

Portfolio turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal investment strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Global Growth Fund(SM), a series of American Funds Insurance Series. The Global Growth Fund invests primarily in common stocks of companies around the world that the advisor believes have potential for growth. As a fund that seeks to invest globally, the Global Growth Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Global Growth Fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund's investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks — Hedging, derivatives and other strategic transactions risk."

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

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Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk. Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the expenses of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series III (%)

Best quarter: Q4 '14, 1.53%

Worst quarter: Q3 '14, –1.74%

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Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series III	2.31	10.50	8.63	01/02/2008
MCSI All Country World Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	4.71	9.74	6.65	05/01/2007
Lipper Global Fund Index (reflects no deduction for fees, expenses, or taxes)	3.86	9.09	6.10	05/01/2007

Investment management

Investment Advisor of the Master Fund: Capital Research and Management Company

Portfolio management

Jonathan Knowles Partner - Capital World Investors Managed fund since 2013	Steven T. Watson Partner - Capital World Investors Managed the fund since 2002	Isabelle de Wismes Partner - Capital World Investors Managed fund since 2012

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

9

American Growth Trust

Investment objective

To seek to provide growth of capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series III
Management fee [1]	0.33
Distribution and service (Rule 12b-1) fees	0.25
Other expenses	0.04
Total annual fund operating expenses	0.62
[1]	The table reflects the combined fees of the feeder fund and the master fund.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series III
1 year	63
3 years	199
5 years	346
10 years	774

Portfolio turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal investment strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Growth Fund(SM), a series of American Funds Insurance Series. The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may also invest a portion of its assets in common stocks and other securities of issuers domiciled outside the U.S. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

10

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the expenses of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series III (%)

Best quarter: Q2 '09, 18.44%

Worst quarter: Q4 '08, –26.04%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series III	8.47	13.57	7.68	01/02/2008
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	15.45	7.67	05/05/2003

Investment management

Investment Advisor of the Master Fund: Capital Research and Management Company

Portfolio management

Donnalisa Parks Barnum Partner - Capital World Investors Managed the fund since 2003	Gregory D. Johnson Partner - Capital World Investors Managed the fund since 2007	Michael T. Kerr Partner - Capital World Investors Managed the fund since 2005
Ronald B. Morrow Partner - Capital World Investors Managed the fund since 2003	Andraz Razen Vice President - Capital World Investors Managed the fund since 2013	Alan J. Wilson Partner - Capital World Investors Managed the fund since 2014

11

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

12

American Growth-Income Trust

Investment objective

To seek to provide growth of capital and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series III
Management fee [1]	0.27
Distribution and service (Rule 12b-1) fees	0.25
Other expenses	0.04
Total annual fund operating expenses	0.56
[1]	The table reflects the combined fees of the feeder fund and the master fund.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series III
1 year	57
3 years	179
5 years	313
10 years	701

Portfolio turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Growth-Income Fund(SM), a series of American Funds Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities that the Growth-Income Fund's investment advisor believes demonstrate the potential for appreciation and/or dividends. Although the Growth-Income Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the U.S. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

13

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Income stock risk. Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the expenses of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series III (%)

Best quarter: Q2 '09, 16.03%

Worst quarter: Q4 '08, –21.97%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series III	10.64	13.70	7.05	01/02/2008
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	15.45	7.67	05/05/2003

Investment management

Investment Advisor of the Master Fund: Capital Research and Management Company

14

Portfolio management

Donald D. O'Neal Vice Chairman of the Board; Partner - Capital Research Global Investors Managed the fund since 2005	J. Blair Frank Partner - Capital Research Global Investors Managed the fund since 2006	Claudia P. Huntington Partner - Capital Research Global Investors Managed the fund since 1994
Dylan Yolles Vice President; Partner - Capital International Investors Managed the fund since 2005	William L. Robbins Partner - Capital International Investors Managed fund since 2011

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

15

American International Trust

Investment objective

To seek to provide long-term growth of capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series III
Management fee [1]	0.50
Distribution and service (Rule 12b-1) fees	0.25
Other expenses	0.06
Total annual fund operating expenses	0.81
[1]	The table reflects the combined fees of the feeder fund and the master fund.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series III
1 year	83
3 years	259
5 years	450
10 years	1,002

Portfolio turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies

The fund invests all of its assets in Class 1 shares of its master fund, the International Fund(SM), a series of American Funds Insurance Series. The International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the advisor believes have the potential for growth. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

16

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the expenses of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series III (%)

Best quarter: Q2 '09, 24.49%

Worst quarter: Q3 '11, –21.84%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series III	–2.66	5.17	6.20	01/02/2008
MSCI All Country World ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	–3.44	4.89	5.59	05/05/2003
MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	–4.48	5.81	4.91	05/05/2003

Investment management

Investment Advisor of the Master Fund: Capital Research and Management Company

17

Portfolio management

Sung Lee Vice President; Partner - Capital Research Global Investors Managed the fund since 2005	L. Alfonso Barroso Partner - Capital Research Global Investors Managed the fund since 2009	Jesper Lyckeus Partner - Capital Research Global Investors Managed the fund since 2007
Christopher M. Thomsen Partner - Capital Research Global Investors Managed the fund since 2005

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

18

American New World Trust

Investment objective

To seek long-term capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series III
Management fee [1]	0.72
Distribution and service (Rule 12b-1) fees	0.25
Other expenses	0.13
Total annual fund operating expenses	1.10
[1]	The table reflects the combined fees of the feeder fund and the master fund.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series III
1 year	112
3 years	350
5 years	606
10 years	1,340

Portfolio turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal investment strategies

The fund invests all of its assets in Class 1 shares of its master fund, the New World Fund, a series of American Funds Insurance Series. The New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets that the advisor believes have potential of providing capital appreciation. The fund may invest in companies without regard to market capitalization, including companies with small market capitalizations.

The New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by NRSROs designated by the fund's investment advisor or unrated but determined to be of equivalent quality by the fund's advisor), with exposure to these countries. Bonds rated Ba1 or below or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the New World Fund will consider such factors as the country's per capita gross domestic product; the percentage of the country's economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The New World Fund's investment advisor will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Greece, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Macau, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

The New World Fund may invest in equity securities of any company, regardless of where it is based, if the New World Fund's investment advisor determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition,

19

the New World Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds ("junk bonds") and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class

20

in which the fund invests, adjusted to reflect the expenses of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series III (%)

Best quarter: Q2 '09, 23.87%

Worst quarter: Q4 '08, –22.29%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series III	–7.95	4.10	8.40	01/02/2008
MSCI All Country World Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	4.71	9.74	6.65	05/01/2007

Investment management

Investment Advisor of the Master Fund: Capital Research and Management Company

Portfolio management

Nicholas J. Grace Partner - Capital World Investors Managed fund since 2012	F. Galen Hoskin Partner - Capital World Investors Managed fund since 2006	Carl M. Kawaja Vice President; Partner - Capital World Investors Managed the fund since 1999
Robert H. Neithart Partner - Fixed Income, Capital Research and Management Company Managed the fund since 2011

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

21

Bond Trust

Investment objective

To seek income and capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.56
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.03
Total annual fund operating expenses	0.64

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	65
3 years	205
5 years	357
10 years	798

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 104% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. The fund seeks to invest its assets in debt securities and instruments with an average duration of between 4 to 6 years, however, there is no limit on the fund's average maturity.

Eligible investments include, but are not limited to:

■

U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation,

■

Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage obligations ("CMOs"),

■

U.S. and foreign corporate bonds, and

■

Foreign government and agency securities.

The subadvisor uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio which may affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks — Hedging, derivatives and other strategic transactions risk" including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

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Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk. Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

23

Calendar year total returns for Series I (%)

Best quarter: Q2 '10, 2.97%

Worst quarter: Q2 '13, –2.56%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	Inception	Date of Inception
Series I	5.53	4.57	4.82	10/31/2011
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97	4.45	4.70	07/29/2009

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio management

Jeffrey N. Given Vice President Managed fund since 2009	Howard C. Greene Senior Vice President Managed fund since 2009

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

24

Core Bond Trust

Investment objective

To seek total return consisting of income and capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.59
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.03
Total annual fund operating expenses	0.67

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	68
3 years	214
5 years	373
10 years	835

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 356% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment-grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

The fund invests in debt securities that the subadvisor believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The fund may also invest in unrated bonds that the subadvisor believes are comparable to investment-grade debt securities. The fund may invest to a significant extent in mortgage-backed securities, including collateralized mortgage obligations.

Under normal market conditions, the subadvisor expects to maintain an effective duration within 10% (in either direction) of the duration of the Barclays U.S. Aggregate Bond Index (the duration of this index as of December 31, 2014 was 5.55 years).

The fund may invest:

■

Up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;

■

Up to 20% of total assets in dollar-denominated obligations of foreign issuers; and

■

Up to 10% of total assets in stripped mortgage-backed securities.

As part of a mortgage-backed securities investment strategy, the fund may enter into dollar rolls. The fund may also enter into reverse repurchase agreements to enhance return.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

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Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q3 '09, 4.52%

Worst quarter: Q2 '13, –2.80%

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Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	Inception	Date of Inception
Series I	5.93	5.06	5.12	04/29/2005
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97	4.45	4.78	04/29/2005

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Wells Capital Management, Incorporated

Portfolio management

Thomas O'Connor, CFA Senior Portfolio Manager Managed fund since 2007	Troy Ludgood Senior Portfolio Manager Managed fund since 2007

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

27

Core Strategy Trust

Investment objective

Seeks long term growth of capital. Current income is also a consideration.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.04
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.02
Acquired fund fees and expenses [1]	0.54
Total annual fund operating expenses [2]	0.65
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	66
3 years	208
5 years	362
10 years	810

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests in other funds of JHVIT and other investment companies (including exchange-traded funds ("ETFs")) ("Underlying Funds") as well as other types of investments, see "Other Permitted Investments by the Funds of Funds." The fund invests approximately 70% of its total assets in equity securities and Underlying Funds which invest primarily in equity securities ("Equity Investments") and approximately 30% of its total assets in fixed income securities and Underlying Funds which invest primarily in fixed income securities ("Fixed Income Investments").

The fund may also invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between Equity Investments and Fixed Income Investments are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 70% of assets in Equity Investments and 30% of assets in Fixed Income Investments, the fund may have an equity/fixed income allocation of 80%/20% or 60%/40%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadvisor may determine that the normal percentage limitations should be exceeded to protect the fund or to achieve the fund's objective.

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The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadvisor may also rebalance the fund's Underlying Funds to maintain target allocations. The subadvisor may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the fund's assets subject to the management of a particular Underlying Fund subadvisor. In addition, changes may be made to reflect fundamental changes in the investment environment.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other type of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds' subadvisors. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks — Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund of funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

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Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

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Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Short sales risk. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index 1 is comprised of 70% S&P 500 Index and 30% Barclays U.S. Aggregate Bond Index.

The Combined Index 2 is comprised of 49% of the Russell 3000 Index, 21% of the MSCI EAFE Index and 30% of the Barclays U.S. Aggregate Bond Index.

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Calendar year total returns for Series I (%)

Best quarter: Q4 '14, 1.97%

Worst quarter: Q3 '14, –1.26%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	Inception	Date of Inception
Series I	6.11	9.90	5.98	04/28/2008
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	15.45	7.89	02/10/2006
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97	4.45	5.06	02/10/2006
Combined Index 1 (reflects no deduction for fees, expenses, or taxes)	11.39	12.27	7.30	02/10/2006
Combined Index 2 (reflects no deduction for fees, expenses, or taxes)	6.91	10.40	6.52	02/10/2006

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager; John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010	Marcelle Daher, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG);John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager; John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010
Nathan Thooft, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

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Franklin Templeton Founding Allocation Trust

Investment objective

To seek long-term growth of capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.04
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.02
Acquired fund fees and expenses [1]	0.90
Total annual fund operating expenses [2]	1.01
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	103
3 years	322
5 years	558
10 years	1,236

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal investment strategies

The fund invests in other funds and in other investment companies (collectively, "Underlying Funds") as well as other types of investments as described below.

The fund currently invests primarily in three JHVIT Underlying Funds: Global Trust, Income Trust and Mutual Shares Trust. However, it is also authorized to invest without limitation in other Underlying Funds, including exchange-traded funds, and in other types of investments.

The fund may purchase any funds except other JHVIT funds of funds and the JHVIT American Feeder Funds. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The fund may invest in other types of investments, such as equity and fixed-income securities, including U.S. government securities, closed-end funds and partnerships, described under "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to its Underlying Funds that most deviate from its target allocation. Quarterly, the subadvisor may also rebalance the fund's Underlying Funds to maintain target allocations.

The fund may at any time invest any percentage of its assets in any of the different investments described above. The subadvisor may from time to time adjust the percentage of assets invested in any specific investment held by the fund. Such adjustments may be made, for example, to increase or decrease the fund's holdings of particular asset classes, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of the fund's assets subject to the management of a particular Underlying Fund subadvisor. In addition, changes may be made to reflect fundamental changes in the investment environment.

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The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to its investments, and the investment decisions made by the advisor or subadvisor to an investment company or similar entity in which the fund invests.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks — Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund of funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Commodity risk. Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than

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normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Short sales risk. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

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Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index 1 is comprised of 70% S&P 500 Index and 30% Barclays U.S. Aggregate Bond Index.

The Combined Index 2 is comprised of 50% Russell 3000 Index, 35% MSCI EAFE Index, and 15% Barclays Credit Index.

Calendar year total returns for Series I (%)

Best quarter: Q2 '09, 17.60%

Worst quarter: Q4 '08, –18.07%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	Inception	Date of Inception
Series I	3.01	10.21	3.84	01/28/2008
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	15.45	6.67	05/01/2007
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97	4.45	4.99	05/01/2007
Combined Index 1 (reflects no deduction for fees, expenses, or taxes)	11.39	12.27	6.47	05/01/2007
Combined Index 2 (reflects no deduction for fees, expenses, or taxes)	5.65	10.91	4.65	05/01/2007

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

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Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager; John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager; John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010	Marcelle Daher, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG);John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013.
Nathan Thooft, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

37

Fundamental Large Cap Value Trust

Investment objective

To seek long-term capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee [1]	0.62
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.03
Total annual fund operating expenses	0.70
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective June 25, 2014.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	72
3 years	224
5 years	390
10 years	871

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of large-capitalization companies. The fund considers large-capitalization companies to be those that at the time of purchase have a market capitalization equal to or greater than that of the top 80% of the companies that comprise the Russell 1000 Index. As of February 28, 2015, the lowest market capitalization in this group was $4.3 billion. Equity securities include common, convertible, and preferred securities and their equivalents.

In managing the fund, the subadvisor looks for companies that are highly differentiated with key growth drivers, sustainable cash flow production, and high returns on capital. The subadvisor seeks to identify companies with sustainable competitive advantages and high barriers to entry, strong management and a focus on creating value for fund shareholders. Value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value.

The subadvisor employs a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors' embedded expectations. The subadvisor seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by long term fundamental analysis.

The subadvisor constantly reviews portfolio investments and may sell a holding when it has achieved its valuation target, if it believes there is structural or permanent deterioration in the underlying fundamentals of the business, or if it identifies what it believes is a more attractive investment opportunity.

The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps. The fund may also invest in U.S. government securities and other short-term securities such as money market instruments and repurchase agreements.

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Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

39

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to theinception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q2 '09, 18.95%

Worst quarter: Q4 '08, –24.04%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	10.61	16.06	6.81	05/03/2004
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	13.45	15.42	7.30	05/03/2004

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio management

Walter McCormick, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2011	Emory (Sandy) Sanders, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2011	Nicholas Renart Portfolio Manager Managed fund since 2015

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

40

Global Trust

Investment objective

To seek long-term capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.81
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	0.05
Total annual fund operating expenses	0.91
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	93
3 years	290
5 years	504
10 years	1,120

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests primarily in the equity securities of companies located throughout the world, including emerging markets. Although the fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

Depending upon current market conditions, the fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The fund also invests in depositary receipts. Equity securities may include common stocks, preferred stocks and convertible securities. The fund may lend certain of its portfolio securities to qualified banks and broker dealers.

When choosing equity investments for the fund, the subadvisor applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the subadvisor's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadvisor also considers a company's price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks — Hedging, derivatives and other strategic trans actions risk" including entering into option transactions.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

41

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Equity-linked notes are subject to risks similar to those related to investing in the underlying securities. An equitylinked note is dependent on the individual credit of the note's issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

42

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q3 '09, 19.16%

Worst quarter: Q3 '11, –20.19%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	-2.60	9.50	5.38	03/18/1988
MSCI World Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	5.50	10.81	6.61	03/18/1988

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Templeton Global Advisors Limited

Portfolio management

Norman J. Boersma, CFA Chief Investment Officer; President; Lead Portfolio Manager Managed fund since 2011	Tucker Scott, CFA Executive Vice President; Portfolio Manager; Rearch Analyst Managed fund since 2007	Heather Arnold, CFA Executive Vice President; Portfolio Manager; Director of Research Managed fund since 2015

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

43

Global Bond Trust

Investment objective

To seek maximum total return, consistent with preservation of capital and prudent investment management.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.70
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1],2	0.06
Total annual fund operating expenses	0.81
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]

"Other expenses" reflect interest expense resulting from the fund's use of certain investments such as reverse repurchase agreements or sale-buybacks. Such expense is required to be treated as a fund expense for accounting purposes. Any interest expense amount will vary based on the fund's use of those investments as an investment strategy. Had these expenses been excluded, "Other expenses" would have been 0.05%.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	83
3 years	259
5 years	450
10 years	1,002

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. These fixed-income instruments may be denominated in foreign currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadvisor utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadvisor's outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

■

securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

■

corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;

■

mortgage-backed and other asset-backed securities;

■

inflation-indexed bonds issued by both governments and corporations;

■

bank capital and trust preferred securities;

■

structured notes, including hybrid or "indexed" securities and event-linked bonds;

■

loan participations and assignments;

■

delayed funding loans and revolving credit facilities;

44

■

bank certificates of deposit, fixed time deposits and bankers' acceptances;

■

debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

■

repurchase agreements and reverse repurchase agreements;

■

obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and

■

obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadvisor's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments that are economically tied to foreign (non-U.S.) countries will normally be at least 25% of the fund's net assets. The fund may invest, without limitation, in securities and instruments that are economically tied to emerging countries. The fund may invest up to 10% of its total assets in fixed-income securities that are rated below investment grade but rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadvisor to be of comparable quality (except that within such limitations, the fund may invest in mortgage-related securities and variable rate master demand notes rated below B). The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of the fund normally varies within three years (plus or minus) of the duration of the benchmark index, as calculated by the subadvisor.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales "against the box."

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fund may:

■

purchase and sell options on domestic and foreign securities, securities indexes and currencies,

■

purchase and sell futures and options on futures,

■

purchase and sell currency or securities on a forward basis, and

■

enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

45

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Inverse floating-rate securities. Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating-rate securities.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance).

Hybrid instrument risk. Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Short sales risk. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

46

Calendar year total returns for Series I (%)

Best quarter: Q3 '09, 19.16%

Worst quarter: Q3 '08, -9.46%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	2.28	4.49	3.99	03/19/1988
JP Morgan Global (Unhedged) Government Bond Index (reflects no deduction for fees, expenses, or taxes)	0.56	2.13	3.36	03/19/1988

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Pacific Investment Management Company LLC

Portfolio management

Andrew Balls Portfolio Manager Managed fund since 2015	Sachin Gupta Portfolio Manager Managed fund since 2015	Lorenzo Pagani, Ph.D. Portfolio Manager Managed fund since 2015

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

47

High Yield Trust

Investment objective

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.67
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.06
Total annual fund operating expenses	0.78

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	80
3 years	249
5 years	433
10 years	966

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 72% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities. The fund's investments may include corporate bonds, preferred stocks, U.S. government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadvisor to be of equivalent quality):

Corporate Bonds, Preferred Stocks and Convertible Securities

Moody's . . . . . . . . . . . . . . . . . . . . . . Ba through C

Standard & Poor's . . . . . . . . . . . . . . . BB through D

Non-investment-grade securities are commonly referred to as "junk bonds." The fund may also invest in investment-grade securities.

As part of its investment strategy, the fund will generally invest without restrictions within these ratings category ranges, or in unrated securities considered to be of equivalent quality by the subadvisor.

The fund may invest in foreign bonds and other fixed-income securities denominated in foreign currencies, where, in the opinion of the subadvisor, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the fund may invest include emerging market securities. The fund may invest up to 100% of its assets in foreign securities.

The fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and forwards. In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), futures contracts and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time.

The fund may invest in fixed-and floating-rate loans, generally in the form of loan participations and assignments of such loans.

48

The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Forward currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transaction), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of

49

traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q3 '09, 11.03%

Worst quarter: Q4 '08, –20.68%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	0.28	8.22	6.52	01/02/1997
Citigroup High Yield Index (reflects no deduction for fees, expenses, or taxes)	1.83	8.69	7.33	01/02/1997

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Western Asset Management Company
Sub-Subadvisor Western Asset Management Company Limited

Portfolio management

Michael C. Buchanan Deputy Chief Investment Officer Managed fund since 2006	S. Kenneth Leech Chief Investment Officer Managed fund since 2014

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

50

International Core Trust

Investment objective

To seek high total return.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.88
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	0.08
Total annual fund operating expenses	1.01
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	103
3 years	322
5 years	558
10 years	1,236

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 75% of the average value of its portfolio.

Principal investment strategies

The subadvisor seeks to achieve the fund's investment objective by investing the fund's portfolio primarily in non-U.S. developed market equities that the subadvisor believes will provide a higher return than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The subadvisor determines which securities the fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy.

In selecting securities for the fund, the subadvisor uses a combination of investment methods to identify securities that the subadvisor believes have positive return potential relative to other securities in the fund's investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the fund's investment universe or corporate behavior of an issuer. The subadvisor also uses multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust the fund's portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the subadvisor can change over time. The subadvisor does not manage the fund to, or control the fund's risk relative to, any securities index or securities benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives and exchange-traded funds: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of the fund's investment exposure. Derivatives used may include futures, options, foreign currency forward contracts, and swap contracts.

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Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Real estate securities risk. Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it wouldbe if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

52

Calendar year total returns for Series I (%)

Best quarter: Q2 '09, 20.53%

Worst quarter: Q3 '11, -19.42%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	-6.70	5.86	4.55	01/02/1997
MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	-4.48	5.81	4.91	01/02/1997

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Grantham, Mayo, Van Otterloo & Co. LLC

Portfolio management

Dr. David Cowan Co-Director of Global Equity Team Managed fund since 2012	Dr. Thomas Hancock Co-Director of Global Equity Team Managed fund since 2005	Mr. Ben Inker Co-Head of the Asset Allocation Team Managed fund since 2014
Mr. Sam Wilderman Co-Head of the Asset Allocation Team Managed fund since 2014

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

53

International Small Company Trust

Investment objective

To seek long-term capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.95
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	0.13
Total annual fund operating expenses	1.13
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	115
3 years	359
5 years	622
10 years	1,375

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of February 28, 2015, the maximum market capitalization range of eligible companies for purchase was approximately $1,364 million to $5,337 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual-listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadvisor measures company size on a country or region specific basis based primarily on market capitalization. In the countries or regions authorized for investment, the subadvisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The subadvisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadvisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market Capitalization Weighted Approach" below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to adjust market exposure based on expected cash inflows to or outflows from the fund. The fund does not intend to use derivatives for purposes of speculation or leveraging investment returns. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into

54

forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund's cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. The subadvisor's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market Capitalization Weighted Approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting may be adjusted by the subadvisor for a variety of reasons. The subadvisor may consider such factors as free float, momentum, trading strategies, liquidity management, and profitability, as well as other factors determined to be appropriate by the subadvisor given market conditions. In assessing profitability, the subadvisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadvisor may exclude the stock of a company that meets applicable market capitalization criteria if the subadvisor determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. The weighting of countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

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Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q2 '09, 31.13%

Worst quarter: Q3 '08, –22.53%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	Inception	Date of Inception
Series I	-6.89	7.58	2.37	11/16/2009
MSCI World ex-U.S. Small Cap Index (reflects no deduction for fees, expenses, or taxes)(new primary benchmark)	-4.99	8.30	2.70	04/28/2006

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Dimensional Fund Advisors LP

Portfolio management

Karen E. Umland, CFA Senior Portfolio Manager and Vice President Managed fund since 2006	Joseph H. Chi, CFA Senior Portfolio Manager and Vice President Managed fund since 2010	Jed S. Fogdall Senior Portfolio Manager and Vice President Managed fund since 2010
Henry F. Gray Head of Global Equity Trading and Vice President Managed fund since 2012

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

56

International Value Trust

Investment objective

To seek long-term growth of capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.80
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	0.06
Total annual fund operating expenses	0.91
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	93
3 years	290
5 years	504
10 years	1,120

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks. The fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The subadvisor's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, the subadvisor will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value, and cash flow potential. A company's historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks. The fund may also invest significantly in issuers in the telecommunications sector and issuers located in the United Kingdom.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

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Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Equity-linked notes are subject to risks similar to those related to investing in the underlying securities. An equitylinked note is dependent on the individual credit of the note's issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Telecommunications sector risk. The telecommunication services industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

58

Calendar year total returns for Series I (%)

Best quarter: Q3 '09, 24.09%

Worst quarter: Q4 '08, –21.66%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	-12.51	4.39	4.24	05/01/1999
MSCI EAFE Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	-4.48	5.81	4.91	05/01/1999

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Templeton Investment Counsel, LLC

Portfolio management

Tucker Scott, CFA Lead Portfolio Manager, Executive Vice President Managed fund since 1999	Cindy Sweeting, CFA President; Director of Portfolio Management Managed fund since 1999	Peter Nori, CFA Executive Vice President; Portfolio Manager Managed fund since 2006

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

59

Investment Quality Bond Trust

Investment objective

To provide a high level of current income consistent with the maintenance of principal and liquidity.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.58
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.06
Total annual fund operating expenses	0.69

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	70
3 years	221
5 years	384
10 years	859

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 109% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate-to longer-term maturities.

The subadvisor's investment decisions derive from a three-pronged analysis, including:

■

sector analysis,

■

credit research, and

■

call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadvisor, such as call protection (payment guarantees), an issuer's industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall fund. Factors considered include:

■

relative valuation of available alternatives,

■

impact on portfolio yield, quality and liquidity, and

■

impact on portfolio maturity and sector weights.

The subadvisor attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the fund's net assets are invested in bonds and debentures, including:

■

marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody's or S&P at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities;

60

■

securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities; and

■

cash and cash equivalent securities which are authorized for purchase by Money Market Trust.

The balance (no more than 20%) of the fund's net assets may be invested in below-investment-grade bonds and other securities including privately placed debt securities:

■

U.S. and foreign debt securities,

■

preferred stocks,

■

convertible securities (including those issued in the Euromarket),

■

securities carrying warrants to purchase equity securities,

■

foreign exchange contracts for purposes of hedging portfolio exposures to foreign currencies or for purposes of obtaining exposure to foreign currencies,

■

hybrid securities, and

■

below-investment-grade and investment-grade foreign currency fixed-income securities, including up to 5% emerging market fixed-income securities.

In pursuing its investment objective, the fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as "junk bonds"). These instruments are rated "Ba" or below by Moody's or "BB" or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadvisor). No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to hold more than 20% of its net assets in high yield securities.

The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

The fund may invest in derivatives such as interest rate futures and options, interest rate swaps, currency forwards, options on financial indices and credit default swaps to manage duration and yield curve positioning, implement foreign interest rate and currency positions, hedge against risk and/or as a substitute for investing directly in a security.

The fund may make short sales of a security including short sales "against the box."

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

61

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance).

Hybrid instrument risk. Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Short sales risk. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% of the Barclays U.S. Credit Index and 50% of the Barclays U.S. Government Bond Index.

Calendar year total returns for Series I (%)

62

Best quarter: Q3 '09, 6.55%

Worst quarter: Q2 '13, -3.48%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	5.47	5.26	4.86	06/19/1985
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97	4.45	4.71	06/19/1985
Barclays U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)	4.92	3.70	4.29	06/19/1985
Barclays U.S. Credit Index (reflects no deduction for fees, expenses, or taxes)	7.53	6.25	5.46	06/19/1985
Combined Index (reflects no deduction for fees, expenses, or taxes)	6.22	4.98	4.90	06/19/1985

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Wellington Management Company LLP

Portfolio management

Lucius T. (L.T.) Hill III Senior Managing Director and Fixed Income Portfolio Manager Managed fund since 2010	Campe Goodman, CFA Senior Managing Director and Fixed Income Portfolio Manager Managed fund since 2010	Joseph F. Marvan, CFA Senior Managing Director and Fixed Income Portfolio Manager Managed fund since 2010

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

63

Lifestyle Balanced MVP

Investment objective

To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.05
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.01
Acquired fund fees and expenses [1]	0.69
Total annual fund operating expenses [2]	0.80
Contractual expense reimbursement [3]	– 0.01
Total annual fund operating expenses after expense reimbursements	0.79
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]

The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.00% of the averaged annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2017 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	81
3 years	253
5 years	442
10 years	988

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal investment strategies

The Lifestyle Balanced MVP (MVP refers to managed volatility portfolio), except as otherwise described below, normally invests primarily in underlying funds that invest primarily in equity securities ("Equity Funds") and underlying funds that invest primarily in fixed-income securities ("Fixed-Income Funds"). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund's economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund's economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate and during extreme market volatility, the fund's economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund's exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 55% and normally will seek to

64

reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund's objective.

The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 8.25% to 10.25% (as measured by annualized standard deviation of the fund's returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.

Volatility is a measure of the magnitude of up and down fluctuations in the fund's NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund's returns vary from the fund's average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limit the magnitude of portfolio losses.

In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the fund's net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques using derivatives that may increase or decrease the fund's exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the fund may invest, please see "Hedging And Other Strategic Transactions" risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments, used to cover derivative positions. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund's risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and/or cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund's derivative positions could exceed 100% of the fund's assets.

In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.

The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund's underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.

The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below investment grade debt securities with maturities that range from short to longer term. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund's assets may be invested in index funds.

The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds, exchange-traded notes, and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under "Hedging And Other Strategic Transactions" risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.

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Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund of funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Affiliated insurance companies. The Advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund's investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

Cash collateral risk. To the extent a fund maintains cash collateral required to cover its obligations under the derivative instruments used in its risk management strategy, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor's flexibility in managing the fund.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hedging risk . There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets

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that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Leverage. Certain of the risk management techniques that would be used in the new strategy may involve indirect leverage. While these techniques would be intended to reduce downside exposure, in some cases leverage may magnify losses.

Liquidity risk. There may not be sufficient liquidity in the relevant financial markets to implement the desired derivative positions, particularly in periods of high market volatility or distress.

Quantitative models may not produce the desired results. In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies may not be successful, may limit upside potential or may permit or result in losses. The purposes of the risk management strategies are to attempt to limit the fund's total risk exposure during periods of high market volatility and reduce the fund's losses during market declines; however, there is no assurance that these strategies will be successful. These risk management strategies could limit the upside participation of the fund in rising equity markets during periods of high volatility. In instances of equity market declines followed by rising equity markets and significant levels of market volatility, these risk management strategies may detract from fund performance and at times prevent the fund from fully recovering losses by limiting the levels of exposure to equity markets. Due to the use of historical data in the models used in the risk management strategy, there can be delays, especially during volatile markets, in fully implementing the strategy when markets are declining causing the fund to experience greater losses than if the strategy had been fully implemented. There can also be delays, especially during volatile markets, in removing hedges designed to limit losses during declining markets when markets are rising strongly causing the fund to not fully participate in the rising market. The application of risk management techniques can be complex, and misjudgments in implementation may result in under- or over-allocations to equity, fixed-income and/or cash and cash equivalent exposure causing the fund to underperform or experience losses. Also, futures contracts may be subject to exchange-imposed daily price fluctuation limits, and trading may be halted if a contract's price moves above or below the limit on a given day. As a result, the fund may not be able to promptly liquidate unfavorable futures positions and could be required to hold such positions until the delivery date, regardless of changes in its value.

Since the characteristics of many securities change as markets change or time passes, the success of risk management techniques will be subject to the portfolio managers' ability to execute the strategy. Moreover, risk management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. Any one or more of these factors may prevent the fund from achieving the intended risk management goals or could cause the fund to underperform or experience losses (some of which may be sudden) or volatility for any particular period.

Short positions. In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Use of index futures. While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund's assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in

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fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than

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normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Short sales risk. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

On March 3, 2014, the fund changed its investment objective and principal investment strategies. The performance information below for the period prior to this date does not reflect these changes. Under the fund's prior investment objective and principal investment strategies, the fund normally invested approximately 50% of its assets in underlying funds that invest primarily in equity securities and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities and did not use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.

The Combined Index 1 represents 50% of the S&P 500 Index and 50% of the Barclays U.S. Aggregate Bond Index.

The Combined Index 2 represents 35% of the Russell 3000 Index, 15% of the MSCI EAFE Index, and 50% of the Barclays U.S. Aggregrate Bond Index.

Calendar year total returns for Series I (%)

Best quarter: Q2 '09, 15.83%

Worst quarter: Q4 '08, –17.72%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	4.29	8.15	5.48	01/08/1997
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	15.45	7.67	01/08/1997
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97	4.45	4.71	01/08/1997
Combined Index 1 (reflects no deduction for fees, expenses, or taxes)	9.85	10.09	6.48	01/08/1997
Combined Index 2 (reflects no deduction for fees, expenses, or taxes)	6.67	8.79	6.24	01/08/1997

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Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010	Marcelle Daher, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG), John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013	Jeffrey N. Given Vice President, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2014
Luning "Gary" Li Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2014	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010	Nathan Thooft, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG), John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

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Lifestyle Balanced PS Series

Investment objective

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.04
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.03
Acquired fund fees and expenses [1]	0.54
Total annual fund operating expenses [2]	0.66
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	67
3 years	211
5 years	368
10 years	822

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategies

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 50% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets (the "Equity Allocation") and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets (the "Fixed Income Allocation"). Underlying funds may include exchange traded funds ("ETFs") and the fund may invest a significant portion of its assets in ETFs. At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds and in futures contracts on equity or fixed-income markets. These allocations may be changed at any time by the subadvisor.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science, and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

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Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, U.S. and foreign government issued, domestic and international securities.

The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. The fund may use derivatives for hedging and nonhedging purposes including, without limitation, the following purposes:

To establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;

To attempt to protect against possible changes in the market value of securities held or to be purchased by the fund or an underlying fund;

To manage the effective maturity or duration of the securities of the fund or an underlying fund; and

To facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities.

The fund may invest in other types of investments including exchange-traded notes (ETNs) as described under "Other Permitted Investments of the Fund of Funds."

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund of funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

PS Series Asset Transfer Risk. The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the "JHVIT Lifestyle PS Series") are offered in connection with specific guaranteed benefits under variable annuity contracts (the "Contracts") issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the "John Hancock Issuers").

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyle PS Series and the Bond Trust through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers' exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers' process will depend on several factors including market movements. In

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general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond Trust when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund's transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Advance trade estimate risk. The JHVIT Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the JHVIT Lifestyle PS Series' subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the JHVIT Lifestyle PS Series' portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the JHVIT Lifestyle PS Series' exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the JHVIT Lifestyle PS Series will receive inflows that day (the "Trade Date"), the subadvisor could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the JHVIT Lifestyle PS Series will experience outflows on Trade Date, the subadvisor could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadvisor relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of JHVIT Lifestyle PS shares, there can be no assurance that the prices paid by the JHVIT Lifestyle PS Series will be better than if the JHVIT Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the JHVIT Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the JHVIT Lifestyle PS Series are less than estimated, the JHVIT Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the JHVIT Lifestyle PS Series are less than estimated, the JHVIT Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the JHVIT Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the JHVIT Lifestyle PS Series' assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase JHVIT Lifestyle PS Series expenses and adversely affect the performance of the JHVIT Lifestyle PS Series.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

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Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Short sales risk. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable

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insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index 1 represents 50% of the S&P 500 Index and 50% of the Barclays U.S. Aggregate Bond Index.

The Combined Index 2 represents 35% of the Russell 3000 Index, 15% of the MSCI EAFE Index, and 50% of the Barclays U.S. Aggregrate Bond Index.

Calendar year total returns for Series I (%)

Best quarter: Q1 '12, 7.12%

Worst quarter: Q2 '12, –1.66%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	Inception	Date of Inception
Series I	5.96	6.47	10/31/2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	14.37	04/29/2011
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97	3.84	04/29/2011
Combined Index 1 (reflects no deduction for fees, expenses, or taxes)	10.62	10.24	04/29/2011
Combined Index 2 (reflects no deduction for fees, expenses, or taxes)	6.67	7.45	04/29/2011

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager; John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2011	Marcelle Daher, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager; John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2011
Nathan Thooft, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

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Lifestyle Conservative MVP

Investment objective

To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.05
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.02
Acquired fund fees and expenses [1]	0.65
Total annual fund operating expenses [2]	0.77
Contractual expense reimbursement [3]	– 0.02
Total annual fund operating expenses after expense reimbursements	0.75
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]

The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.00% of the averaged annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2017 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	77
3 years	242
5 years	424
10 years	950

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal investment strategies

The Lifestyle Conservative MVP (MVP refers to managed volatility portfolio), except as otherwise described below, normally invests primarily in underlying funds that invest primarily in equity securities ("Equity Funds") and underlying funds that invest primarily in fixed-income securities ("Fixed-Income Funds"). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses.

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund's economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund's economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate and during extreme market volatility, the fund's economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund's

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exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 22% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund's objective.

The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 5.5% to 6.5% (as measured by annualized standard deviation of the fund's returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.

Volatility is a measure of the magnitude of up and down fluctuations in the fund's NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund's returns vary from the fund's average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limit the magnitude of portfolio losses.

In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the fund's net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques using derivatives that may increase or decrease the fund's exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the fund may invest, please see "Hedging And Other Strategic Transactions" risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments, used to cover derivative positions. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund's risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and/or cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund's derivative positions could exceed 100% of the fund's assets.

In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.

The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund's underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.

The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below investment grade debt securities with maturities that range from short to longer term. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund's assets may be invested in index funds.

The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds, exchange-traded notes, and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under "Hedging And Other Strategic Transactions" risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.

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Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund of funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Affiliated insurance companies. The Advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund's investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

Cash collateral risk. To the extent a fund maintains cash collateral required to cover its obligations under the derivative instruments used in its risk management strategy, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor's flexibility in managing the fund.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hedging risk . There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the

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underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Leverage. Certain of the risk management techniques that would be used in the new strategy may involve indirect leverage. While these techniques would be intended to reduce downside exposure, in some cases leverage may magnify losses.

Liquidity risk. There may not be sufficient liquidity in the relevant financial markets to implement the desired derivative positions, particularly in periods of high market volatility or distress.

Quantitative models may not produce the desired results. In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies may not be successful, may limit upside potential or may permit or result in losses. The purposes of the risk management strategies are to attempt to limit the fund's total risk exposure during periods of high market volatility and reduce the fund's losses during market declines; however, there is no assurance that these strategies will be successful. These risk management strategies could limit the upside participation of the fund in rising equity markets during periods of high volatility. In instances of equity market declines followed by rising equity markets and significant levels of market volatility, these risk management strategies may detract from fund performance and at times prevent the fund from fully recovering losses by limiting the levels of exposure to equity markets. Due to the use of historical data in the models used in the risk management strategy, there can be delays, especially during volatile markets, in fully implementing the strategy when markets are declining causing the fund to experience greater losses than if the strategy had been fully implemented. There can also be delays, especially during volatile markets, in removing hedges designed to limit losses during declining markets when markets are rising strongly causing the fund to not fully participate in the rising market. The application of risk management techniques can be complex, and misjudgments in implementation may result in under- or over-allocations to equity, fixed-income and/or cash and cash equivalent exposure causing the fund to underperform or experience losses. Also, futures contracts may be subject to exchange-imposed daily price fluctuation limits, and trading may be halted if a contract's price moves above or below the limit on a given day. As a result, the fund may not be able to promptly liquidate unfavorable futures positions and could be required to hold such positions until the delivery date, regardless of changes in its value.

Since the characteristics of many securities change as markets change or time passes, the success of risk management techniques will be subject to the portfolio managers' ability to execute the strategy. Moreover, risk management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. Any one or more of these factors may prevent the fund from achieving the intended risk management goals or could cause the fund to underperform or experience losses (some of which may be sudden) or volatility for any particular period.

Short positions. In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Use of index futures. While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund's assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in

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fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than

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normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Short sales risk. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

On March 3, 2014, the fund changed its investment objective and principal investment strategies. The performance information below for the period prior to this date does not reflect these changes. Under the fund's prior investment objective and principal investment strategies, the fund normally invested approximately 20% of its assets in underlying funds that invest primarily in equity securities and approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and did not use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.

The Combined Index 1 represents 20% of the S&P 500 Index and 80% of the Barclays U.S. Aggregate Bond Index.

The Combined Index 2 represents 14% of the Russell 3000 Index, 6% of the MSCI EAFE Index, and 80% of the Barclays U.S. Aggregrate Bond Index.

Calendar year total returns for Series I (%)

Best quarter: Q2 '09, 10.58%

Worst quarter: Q4 '08, –8.32%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	5.02	6.13	4.98	01/08/1997
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	15.45	7.67	01/08/1997
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97	4.45	4.71	01/08/1997
Combined Index 1 (reflects no deduction for fees, expenses, or taxes)	7.52	6.73	5.48	01/08/1997
Combined Index 2 (reflects no deduction for fees, expenses, or taxes)	6.27	6.23	5.40	01/08/1997

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Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010	Marcelle Daher, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG), John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013	Jeffrey N. Given Vice President, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2014
Luning "Gary" Li Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2014	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010	Nathan Thooft, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG), John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

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Lifestyle Conservative PS Series

Investment objective

To seek a high level of current income with some consideration given to growth of capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.04
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.06
Acquired fund fees and expenses [1]	0.56
Total annual fund operating expenses [2]	0.71
Contractual expense reimbursement [3]	– 0.02
Total annual fund operating expenses after expense reimbursements	0.69
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]

The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.04% of the averaged annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on  April 30, 2016 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	70
3 years	225
5 years	393
10 years	881

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal investment strategies

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 20% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets (the "Equity Allocation") and approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets (the "Fixed Income Allocation"). Underlying funds may include exchange traded funds ("ETFs") and the fund may invest a significant portion of its assets in ETFs. At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds and in futures contracts on equity or fixed-income markets. These allocations may be changed at any time by the subadvisor.

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The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science, and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, U.S. and foreign government issued, domestic and international securities.

The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. The fund may use derivatives for hedging and nonhedging purposes including, without limitation, the following purposes:

To establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;

To attempt to protect against possible changes in the market value of securities held or to be purchased by the fund or an underlying fund;

To manage the effective maturity or duration of the securities of the fund or an underlying fund; and

To facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities.

The fund may invest in other types of investments including exchange-traded notes (ETNs) as described under "Other Permitted Investments of the Fund of Funds."

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund of funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

PS Series Asset Transfer Risk. The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the "JHVIT Lifestyle PS Series") are offered in connection with specific guaranteed benefits under variable annuity contracts (the

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"Contracts") issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the "John Hancock Issuers").

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyle PS Series and the Bond Trust through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers' exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers' process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond Trust when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund's transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal risks of investing in the underlying funds

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Advance trade estimate risk. The JHVIT Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the JHVIT Lifestyle PS Series' subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the JHVIT Lifestyle PS Series' portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the JHVIT Lifestyle PS Series' exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the JHVIT Lifestyle PS Series will receive inflows that day (the "Trade Date"), the subadvisor could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the JHVIT Lifestyle PS Series will experience outflows on Trade Date, the subadvisor could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadvisor relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of JHVIT Lifestyle PS shares, there can be no assurance that the prices paid by the JHVIT Lifestyle PS Series will be better than if the JHVIT Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the JHVIT Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the JHVIT Lifestyle PS Series are less than estimated, the JHVIT Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the JHVIT Lifestyle PS Series are less than estimated, the JHVIT Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the JHVIT Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the JHVIT Lifestyle PS Series' assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase JHVIT Lifestyle PS Series expenses and adversely affect the performance of the JHVIT Lifestyle PS Series.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

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Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Short sales risk. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

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Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index 1 represents 20% of the S&P 500 Index and 80% of the Barclays U.S. Aggregate Bond Index.

The Combined Index 2 represents 14% of the Russell 3000 Index, 6% of the MSCI EAFE Index, and 80% of the Barclays U.S. Aggregrate Bond Index.

Calendar year total returns for Series I (%)

Best quarter: Q1 '12, 3.48%

Worst quarter: Q2 '13, –1.64%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	Inception	Date of Inception
Series I	5.55	4.69	10/31/2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	14.37	04/29/2011
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97	3.84	04/29/2011
Combined Index 1 (reflects no deduction for fees, expenses, or taxes)	7.52	6.00	04/29/2011
Combined Index 2 (reflects no deduction for fees, expenses, or taxes)	6.27	5.33	04/29/2011

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager; John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2011	Marcelle Daher, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager; John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2011
Nathan Thooft, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

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Lifestyle Growth MVP

Investment objective

To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.05
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.02
Acquired fund fees and expenses [1]	0.71
Total annual fund operating expenses [2]	0.83
Contractual expense reimbursement [3]	– 0.02
Total annual fund operating expenses after expense reimbursements	0.81
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]

The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.00% of the averaged annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2017 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	83
3 years	261
5 years	456
10 years	1,022

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal investment strategies

The Lifestyle Growth MVP (MVP refers to managed volatility portfolio), except as otherwise described below, normally invests primarily in underlying funds that invest primarily in equity securities ("Equity Funds") and underlying funds that invest primarily in fixed-income securities ("Fixed-Income Funds"). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses.

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund's economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund's economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate and during extreme market volatility, the fund's economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund's exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 77% and normally will seek to

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reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund's objective.

The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 11% to 13% (as measured by annualized standard deviation of the fund's returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.

Volatility is a measure of the magnitude of up and down fluctuations in the fund's NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund's returns vary from the fund's average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limit the magnitude of portfolio losses.

In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the fund's net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques using derivatives that may increase or decrease the fund's exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the fund may invest, please see "Hedging And Other Strategic Transactions" risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments, used to cover derivative positions. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund's risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and/or cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund's derivative positions could exceed 100% of the fund's assets.

In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.

The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund's underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.

The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below investment grade debt securities with maturities that range from short to longer term. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund's assets may be invested in index funds.

The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds, exchange-traded notes, and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under "Hedging And Other Strategic Transactions" risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.

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Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund of funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Affiliated insurance companies. The Advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund's investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

Cash collateral risk. To the extent a fund maintains cash collateral required to cover its obligations under the derivative instruments used in its risk management strategy, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor's flexibility in managing the fund.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hedging risk . There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets

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that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Leverage. Certain of the risk management techniques that would be used in the new strategy may involve indirect leverage. While these techniques would be intended to reduce downside exposure, in some cases leverage may magnify losses.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Quantitative models may not produce the desired results. In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies may not be successful, may limit upside potential or may permit or result in losses. The purposes of the risk management strategies are to attempt to limit the fund's total risk exposure during periods of high market volatility and reduce the fund's losses during market declines; however, there is no assurance that these strategies will be successful. These risk management strategies could limit the upside participation of the fund in rising equity markets during periods of high volatility. In instances of equity market declines followed by rising equity markets and significant levels of market volatility, these risk management strategies may detract from fund performance and at times prevent the fund from fully recovering losses by limiting the levels of exposure to equity markets. Due to the use of historical data in the models used in the risk management strategy, there can be delays, especially during volatile markets, in fully implementing the strategy when markets are declining causing the fund to experience greater losses than if the strategy had been fully implemented. There can also be delays, especially during volatile markets, in removing hedges designed to limit losses during declining markets when markets are rising strongly causing the fund to not fully participate in the rising market. The application of risk management techniques can be complex, and misjudgments in implementation may result in under- or over-allocations to equity, fixed-income and/or cash and cash equivalent exposure causing the fund to underperform or experience losses. Also, futures contracts may be subject to exchange-imposed daily price fluctuation limits, and trading may be halted if a contract's price moves above or below the limit on a given day. As a result, the fund may not be able to promptly liquidate unfavorable futures positions and could be required to hold such positions until the delivery date, regardless of changes in its value.

Since the characteristics of many securities change as markets change or time passes, the success of risk management techniques will be subject to the portfolio managers' ability to execute the strategy. Moreover, risk management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. Any one or more of these factors may prevent the fund from achieving the intended risk management goals or could cause the fund to underperform or experience losses (some of which may be sudden) or volatility for any particular period.

Short positions. In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Use of index futures. While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund's assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in

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fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than

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normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Short sales risk. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

On March 3, 2014, the fund changed its investment objective and principal investment strategies. The performance information below for the period prior to this date does not reflect these changes. Under the fund's prior investment objective and principal investment strategies, the fund normally invested approximately 70% of its assets in underlying funds that invest primarily in equity securities and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities and did not use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.

The Combined Index 1 is comprised of 70% S&P 500 Index and 30% Barclays U.S. Aggregate Bond Index.

The Combined Index 2 represents 49% of the Russell 3000 Index, 21% of the MSCI EAFE Index and 30% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series I (%)

Best quarter: Q2 '09, 17.89%

Worst quarter: Q4 '08, –20.75%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	2.16	9.07	5.63	01/08/1997
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	15.45	7.67	01/08/1997
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97	4.45	4.71	01/08/1997
Combined Index 1 (reflects no deduction for fees, expenses, or taxes)	11.39	12.27	7.03	01/08/1997
Combined Index 2 (reflects no deduction for fees, expenses, or taxes)	6.91	10.40	6.67	01/08/1997

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Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010	Marcelle Daher, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG), John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013	Jeffrey N. Given Vice President, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2014
Luning "Gary" Li Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2014	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010	Nathan Thooft, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG), John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

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Lifestyle Growth PS Series

Investment objective

To seek long-term growth of capital. Current income is also a consideration.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.04
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.02
Acquired fund fees and expenses [1]	0.53
Total annual fund operating expenses [2]	0.64
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	65
3 years	205
5 years	357
10 years	798

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal investment strategies

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 70% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets (the "Equity Allocation") and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets (the "Fixed Income Allocation"). Underlying funds may include exchange traded funds ("ETFs") and the fund may invest a significant portion of its assets in ETFs. At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds and in futures contracts on equity or fixed-income markets. These allocations may be changed at any time by the subadvisor.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science, and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

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Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, U.S. and foreign government issued, domestic and international securities.

The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. The fund may use derivatives for hedging and nonhedging purposes including, without limitation, the following purposes:

To establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;

To attempt to protect against possible changes in the market value of securities held or to be purchased by the fund or an underlying fund;

To manage the effective maturity or duration of the securities of the fund or an underlying fund; and

To facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities.

The fund may invest in other types of investments including exchange-traded notes (ETNs) as described under "Other Permitted Investments of the Fund of Funds."

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund of funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

PS Series Asset Transfer Risk. The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the "JHVIT Lifestyle PS Series") are offered in connection with specific guaranteed benefits under variable annuity contracts (the "Contracts") issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the "John Hancock Issuers").

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyle PS Series and the Bond Trust through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers' exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers' process will depend on several factors including market movements. In

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general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond Trust when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund's transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Advance trade estimate risk. The JHVIT Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the JHVIT Lifestyle PS Series' subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the JHVIT Lifestyle PS Series' portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the JHVIT Lifestyle PS Series' exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the JHVIT Lifestyle PS Series will receive inflows that day (the "Trade Date"), the subadvisor could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the JHVIT Lifestyle PS Series will experience outflows on Trade Date, the subadvisor could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadvisor relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of JHVIT Lifestyle PS shares, there can be no assurance that the prices paid by the JHVIT Lifestyle PS Series will be better than if the JHVIT Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the JHVIT Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the JHVIT Lifestyle PS Series are less than estimated, the JHVIT Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the JHVIT Lifestyle PS Series are less than estimated, the JHVIT Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the JHVIT Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the JHVIT Lifestyle PS Series' assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase JHVIT Lifestyle PS Series expenses and adversely affect the performance of the JHVIT Lifestyle PS Series.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

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Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Short sales risk. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable

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insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index 1 is comprised of 70% S&P 500 Index and 30% Barclays U.S. Aggregate Bond Index.

The Combined Index 2 represents 49% of the Russell 3000 Index, 21% of the MSCI EAFE Index and 30% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series I (%)

Best quarter: Q1 '12, 9.44%

Worst quarter: Q2 '12, –2.96%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	Inception	Date of Inception
Series I	6.17	7.64	10/31/2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	14.37	04/29/2011
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97	3.84	04/29/2011
Combined Index 1 (reflects no deduction for fees, expenses, or taxes)	12.16	12.32	04/29/2011
Combined Index 2 (reflects no deduction for fees, expenses, or taxes)	6.91	8.79	04/29/2011

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Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager; John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2011	Marcelle Daher, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager; John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2011
Nathan Thooft, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

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Lifestyle Moderate MVP

Investment objective

To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.05
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.02
Acquired fund fees and expenses [1]	0.68
Total annual fund operating expenses [2]	0.80
Contractual expense reimbursement [3]	– 0.02
Total annual fund operating expenses after expense reimbursements	0.78
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]

The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.00% of the averaged annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, printing and postage, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2017 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	80
3 years	251
5 years	440
10 years	986

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal investment strategies

The Lifestyle Moderate MVP (MVP refers to managed volatility portfolio), except as otherwise described below, normally invests primarily in underlying funds that invest primarily in equity securities ("Equity Funds") and underlying funds that invest primarily in fixed-income securities ("Fixed-Income Funds"). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses.

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund's economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund's economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate and during extreme market volatility, the fund's economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund's exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 44% and normally will seek to

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reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund's objective.

The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 7% to 9% (as measured by annualized standard deviation of the fund's returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.

Volatility is a measure of the magnitude of up and down fluctuations in the fund's NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund's returns vary from the fund's average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the fund's net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques using derivatives that may increase or decrease the fund's exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the fund may invest, please see "Hedging And Other Strategic Transactions" risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments, used to cover derivative positions. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund's risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and/or cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund's derivative positions could exceed 100% of the fund's assets.

In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.

The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund's underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.

The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below investment grade debt securities with maturities that range from short to longer term. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund's assets may be invested in index funds.

The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds, exchange-traded notes, and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under "Hedging And Other Strategic Transactions" risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.

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Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund of funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Affiliated insurance companies. The Advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund's investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

Cash collateral risk. To the extent a fund maintains cash collateral required to cover its obligations under the derivative instruments used in its risk management strategy, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor's flexibility in managing the fund.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hedging risk . There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets

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that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Leverage. Certain of the risk management techniques that would be used in the new strategy may involve indirect leverage. While these techniques would be intended to reduce downside exposure, in some cases leverage may magnify losses.

Liquidity risk. There may not be sufficient liquidity in the relevant financial markets to implement the desired derivative positions, particularly in periods of high market volatility or distress.

Quantitative models may not produce the desired results. In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies may not be successful, may limit upside potential or may permit or result in losses. The purposes of the risk management strategies are to attempt to limit the fund's total risk exposure during periods of high market volatility and reduce the fund's losses during market declines; however, there is no assurance that these strategies will be successful. These risk management strategies could limit the upside participation of the fund in rising equity markets during periods of high volatility. In instances of equity market declines followed by rising equity markets and significant levels of market volatility, these risk management strategies may detract from fund performance and at times prevent the fund from fully recovering losses by limiting the levels of exposure to equity markets. Due to the use of historical data in the models used in the risk management strategy, there can be delays, especially during volatile markets, in fully implementing the strategy when markets are declining causing the fund to experience greater losses than if the strategy had been fully implemented. There can also be delays, especially during volatile markets, in removing hedges designed to limit losses during declining markets when markets are rising strongly causing the fund to not fully participate in the rising market. The application of risk management techniques can be complex, and misjudgments in implementation may result in under- or over-allocations to equity, fixed-income and/or cash and cash equivalent exposure causing the fund to underperform or experience losses. Also, futures contracts may be subject to exchange-imposed daily price fluctuation limits, and trading may be halted if a contract's price moves above or below the limit on a given day. As a result, the fund may not be able to promptly liquidate unfavorable futures positions and could be required to hold such positions until the delivery date, regardless of changes in its value.

Since the characteristics of many securities change as markets change or time passes, the success of risk management techniques will be subject to the portfolio managers' ability to execute the strategy. Moreover, risk management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. Any one or more of these factors may prevent the fund from achieving the intended risk management goals or could cause the fund to underperform or experience losses (some of which may be sudden) or volatility for any particular period.

Short positions. In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Use of index futures. While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund's assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in

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fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than

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normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Short sales risk. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

On March 3, 2014, the fund changed its investment objective and principal investment strategies. The performance information below for the period prior to this date does not reflect these changes. Under the fund's prior investment objective and principal investment strategies, the fund normally invested approximately 40% of its assets in underlying funds that invest primarily in equity securities and approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and did not use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.

The Combined Index 1 represents 40% of the S&P 500 Index and 60% of the Barclays U.S. Aggregate Bond Index.

The Combined Index 2 represents 28% of the Russell 3000 Index, 12% of the MSCI EAFE Index, and 60% of the Barclays U.S. Aggregrate Bond Index.

Calendar year total returns for Series I (%)

Best quarter: Q2 '09, 13.89%

Worst quarter: Q4 '08, –13.28%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	4.94	7.68	5.39	01/08/1997
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	15.45	7.67	01/08/1997
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97	4.45	4.71	01/08/1997
Combined Index 1 (reflects no deduction for fees, expenses, or taxes)	9.07	8.98	6.17	01/08/1997
Combined Index 2 (reflects no deduction for fees, expenses, or taxes)	6.54	7.96	5.99	01/08/1997

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Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010	Marcelle Daher, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG), John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013	Jeffrey N. Given Vice President, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2014
Luning "Gary" Li Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2014	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010	Nathan Thooft, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG), John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

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Lifestyle Moderate PS Series

Investment objective

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.04
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.04
Acquired fund fees and expenses [1]	0.55
Total annual fund operating expenses [2]	0.68
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	69
3 years	218
5 years	379
10 years	847

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal investment strategies

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 40% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets (the "Equity Allocation") and approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets (the "Fixed Income Allocation"). Underlying funds may include exchange traded funds ("ETFs") and the fund may invest a significant portion of its assets in ETFs. At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds and in futures contracts on equity or fixed-income markets. These allocations may be changed at any time by the subadvisor.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science, and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

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Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, U.S. and foreign government issued, domestic and international securities.

The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. The fund may use derivatives for hedging and nonhedging purposes including, without limitation, the following purposes:

To establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;

To attempt to protect against possible changes in the market value of securities held or to be purchased by the fund or an underlying fund;

To manage the effective maturity or duration of the securities of the fund or an underlying fund; and

To facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities.

The fund may invest in other types of investments including exchange-traded notes (ETNs) as described under "Other Permitted Investments of the Fund of Funds."

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund of funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

PS Series Asset Transfer Risk. The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the "JHVIT Lifestyle PS Series") are offered in connection with specific guaranteed benefits under variable annuity contracts (the "Contracts") issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the "John Hancock Issuers").

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyle PS Series and the Bond Trust through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers' exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers' process will depend on several factors including market movements. In

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general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond Trust when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund's transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Advance trade estimate risk. The JHVIT Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the JHVIT Lifestyle PS Series' subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the JHVIT Lifestyle PS Series' portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the JHVIT Lifestyle PS Series' exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the JHVIT Lifestyle PS Series will receive inflows that day (the "Trade Date"), the subadvisor could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the JHVIT Lifestyle PS Series will experience outflows on Trade Date, the subadvisor could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadvisor relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of JHVIT Lifestyle PS shares, there can be no assurance that the prices paid by the JHVIT Lifestyle PS Series will be better than if the JHVIT Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the JHVIT Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the JHVIT Lifestyle PS Series are less than estimated, the JHVIT Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the JHVIT Lifestyle PS Series are less than estimated, the JHVIT Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the JHVIT Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the JHVIT Lifestyle PS Series' assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase JHVIT Lifestyle PS Series expenses and adversely affect the performance of the JHVIT Lifestyle PS Series.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

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Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk. The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Short sales risk. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable

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insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index 1 represents 40% of the S&P 500 Index and 60% of the Barclays U.S. Aggregate Bond Index.

The Combined Index 2 represents 28% of the Russell 3000 Index, 12% of the MSCI EAFE Index, and 60% of the Barclays U.S. Aggregrate Bond Index.

Calendar year total returns for Series I (%)

Best quarter: Q1 '12, 5.90%

Worst quarter: Q2 '12, –0.94%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	Inception	Date of Inception
Series I	5.91	6.14	04/29/2011
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	14.37	04/29/2011
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97	3.84	04/29/2011
Combined Index 1 (reflects no deduction for fees, expenses, or taxes)	9.07	8.13	04/29/2011
Combined Index 2 (reflects no deduction for fees, expenses, or taxes)	6.54	6.76	04/29/2011

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager; John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2011	Marcelle Daher, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013	Steve Medina, CFA Senior Managing Director and Senior Portfolio Manager; John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2011
Nathan Thooft, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

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Mid Cap Index Trust

Investment objective

Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.47
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.04
Total annual fund operating expenses	0.56
Contractual expense reimbursement [1]	– 0.10
Total annual fund operating expenses after expense reimbursements	0.46
[1]

The advisor has contractually agreed to waive its management fee by 0.10% as a percentage of the fund's average annual net assets. The current expense limitation agreement expires on April 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	47
3 years	169
5 years	303
10 years	692

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in: (a) the common stocks that are included in the S&P MidCap 400 Index; and (b) securities (which may or may not be included in the S&P MidCap 400 Index) that the subadvisor believes as a group will behave in a manner similar to the index. As of February 28, 2015, the market capitalizations of companies included in the S&P MidCap 400 Index ranged from $1 billion to $16.7 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P MidCap 400 Index by: (a) holding all, or a representative sample, of the securities that comprise that index; and/or (b) by holding securities (which may or may not be included in the index) that the subadvisor believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadvisor will reflect those changes in the composition of the fund's portfolio as soon as practicable.

The fund may invest in index futures for the purposes of replicating an index and Depositary Receipts.

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Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q3 '09, 20.00%

Worst quarter: Q4 '08, –25.65%

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Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	9.35	16.04	9.23	05/02/2000
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	9.77	16.54	9.71	05/02/2000

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Brett Hryb, CFA Managing Director and Senior Portfolio Manager Managed fund since 2014	Ashikhusein Shahpurwala, CFA Senior Portfolio Manager Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

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Mid Cap Stock Trust

Investment objective

To seek long-term growth of capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.83
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.04
Total annual fund operating expenses	0.92

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	94
3 years	293
5 years	509
10 years	1,131

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 103% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, "medium-sized companies" are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell Midcap Index ($244.2 million to $35 billion as of February 28, 2015) or the S&P MidCap 400 Index ($1 billion to $16.7 billion as of February 28, 2015).

The subadvisor's investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadvisor looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security's primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

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Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q3 '09, 20.00%

Worst quarter: Q4 '08, –25.36%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	8.02	15.08	9.13	05/01/1999
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	11.90	16.94	9.43	05/01/1999

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Wellington Management Company LLP

Portfolio management

Michael T. Carmen, CFA Senior Managing Director and Equity Portfolio Manager Managed fund since 1999	Mario E. Abularach, CFA Senior Managing Director and Equity Research Analyst Managed fund since 2006	Stephen Mortimer Senior Managing Director and Equity Portfolio Manager Managed fund since 2010

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Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

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Mid Value Trust

Investment objective

To seek long-term capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.95
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.04
Acquired fund fees and expenses [1]	0.01
Total annual fund operating expenses [2]	1.05
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	107
3 years	334
5 years	579
10 years	1,283

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that are within the Russell Midcap Value Index ($244.2 million to $34.7 billion as of February 28, 2015). The fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The subadvisor employs a value approach in selecting investments. The subadvisor's in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadvisor generally looks for companies with one or more of the following characteristics:

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Low stock prices relative to net assets, earnings, cash flow, sales, book value, or private market value;

■

Demonstrated or potentially attractive operating margins, profits and/or cash flow;

■

Sound balance sheets;

■

Stock ownership by management/employees; or

■

Experienced and capable management.

The fund's sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell Midcap Value Index. The market capitalization of companies held by the fund and included in the indices changes over time. The fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside these ranges.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

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In pursuing the fund's investment objective, the subadvisor has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the subadvisor believes will provide an opportunity for substantial appreciation. These situations might arise when the subadvisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation or a favorable competitive development.

The fund may invest in IPOs. While most assets will be invested in U.S. common stocks, the fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain exchange-traded funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

Except when engaged in temporary defensive investing, the fund normally has less than 10% of its assets in cash and cash equivalents.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk. Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

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Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund's predecessor fund and has not been adjusted to reflect the Rule 12b-1 fees of any class of shares. As a result, pre-inception performance of the fund may be higher than if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q2 '09, 23.12%

Worst quarter: Q4 '08, –23.60%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	10.60	13.92	9.06	04/29/2005
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	14.75	17.43	9.43	05/01/1998

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor T. Rowe Price Associates, Inc.

Portfolio management

David J. Wallack Vice President Managed fund since 2004

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

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Money Market Trust

Investment objective

To obtain maximum current income consistent with preservation of principal and liquidity.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.48
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.03
Total annual fund operating expenses	0.56

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	57
3 years	179
5 years	313
10 years	701

Principal investment strategies

Under normal market conditions, the fund invests in high quality, U.S. dollar-denominated money market instruments.

The subadvisor may invest the fund's assets in high quality, U.S. dollar-denominated money market instruments of the following types:

■

obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress ("U.S. Government Securities"), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);

■

certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers' acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million (or less than $100 million if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);

■

commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any nationally recognized statistical rating organization (NRSRO) (such as "P-1" or "P-2" by Moody's or "A-1" or "A-2" by Standard & Poor's) or, if not rated, is issued by a company which the subadvisor acting pursuant to guidelines established by the fund's Board of Trustees, has determined to be of minimal credit risk and comparable quality. Securities in the highest rating category and their unrated equivalents are referred to as "First Tier" securities. Securities in the second-highest rating category and their equivalents are referred to as "Second Tier" securities;

■

corporate obligations maturing in 397 days or less which at the date of investment are rated in the highest rating category by any NRSRO (such as "Aaa" by Moody's or "AAA" by Standard & Poor's);

■

corporate obligations maturing in 45 days or less which at the date of investment are rated in the second highest rating category by any NRSRO (such as "Aa" by Moody's or "AA" by Standard & Poor's);

■

short-term obligations issued by state and local governmental issuers;

■

securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and

■

repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer. The subadvisor monitors the creditworthiness of

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the note issuer and its earning power and cash flow. The subadvisor will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund's investments in First Tier securities will mature in 397 days or less and the fund's investments in Second Tier securities will mature in 45 days or less. The fund maintains a dollar-weighted average maturity of 60 days or less, and a dollarweighted average life of 120 days or less. Unlike the fund's weighted average maturity, the fund's weighted average life is calculated without reference to the re-set dates of variable rate debt obligations held by the fund. By limiting the maturity of its investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the fund's Board of Trustees determines to present minimal credit risks and which at the time of purchase are "eligible securities" as defined by Rule 2a-7 under the 1940 Act.

The fund may invest up to 20% of its total assets in any of the U.S. dollar-denominated foreign securities described above. The fund will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An "illiquid security" is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund. The fund may not invest more than 3% of its total assets in Second Tier securities or more than 0.50% in Second Tier securities of a single issuer. The fund is not authorized to enter into mortgage dollar rolls or warrants.

The fund seeks to maintain a stable net asset value ("NAV") per share of $1.00.

The fund generally expects to declare and pay dividends from net investment income on a daily basis on each share class as long as the income attributable to a class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The fund has adopted this policy because, in the current investment environment of low interest rates, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see "General Information — Dividends" below. For a description of the allocation of expenses among fund share classes, see "Multiclass Pricing; Rule 12b-1 Plans" in the prospectus.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk. The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition,

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liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q3 '06, 1.18%

Worst quarter: Q4 '14, 0.00%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	0.00	0.02	1.36	06/15/1985

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

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Mutual Shares Trust

Investment objective

To seek capital appreciation, which may occasionally be short-term. Income is a secondary objective.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.94
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.03 [1]
Total annual fund operating expenses	1.02
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	104
3 years	325
5 years	563
10 years	1,248

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests primarily in equity securities (including convertible securities or securities the subadvisor expects to be exchanged for common or preferred stock) of companies of any nation that the subadvisor believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Following this value-oriented strategy, the fund invests primarily in:

• Undervalued Securities. Securities the subadvisor believes are trading at a discount to intrinsic value.

And, to a lesser extent, the fund also invests in:

• Merger Arbitrage Securities and Distressed Companies. A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the fund invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, which may result in losses to the fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

In pursuit of its value-oriented strategy, the fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the fund invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations (share price multiplied by the number of shares of common stock outstanding) greater than $5 billion, with a portion to significant amount in smaller companies. The fund may invest up to 35% of its assets in foreign securities including sovereign debt and participations in foreign government debt.

The fund's investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company's direct indebtedness, the fund, in effect, steps into the shoes of the lender. If the loan is secured, the fund will have a priority claim to the

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assets of the company ahead of unsecured creditors and stockholders. The fund generally makes such investments to achieve capital appreciation rather than to seek income. The fund may also engage from time to time in an "arbitrage" strategy. When engaging in an arbitrage strategy, a fund typically buys one security while at the same time selling short another security. Such fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, a fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

The subadvisor employs a research driven, fundamental value strategy for the fund. In choosing equity investments, the subadvisor focuses on the market price of a company's securities relative to the subadvisor's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the subadvisor's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security. The subadvisor examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Arbitrage securities and distressed companies risk. A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the fund.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Distressed investments risk. Many distressed investments, including loans, loan participations, bonds, notes, and nonperforming and sub-performing mortgage loans, are not publicly traded and may involve a substantial degree of risk.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

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Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Short sales risk. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q2 '09, 17.30%

Worst quarter: Q4 '08, –21.47%

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Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	Inception	Date of Inception
Series I	7.21	11.64	3.58	01/28/2008
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69	15.45	6.67	05/01/2007

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Franklin Mutual Advisers, LLC

Portfolio management

Peter Langerman Chairman, President and Chief Executive Officer Managed fund since 2007	F. David Segal, CFA Co-Portfolio Manager Managed fund since 2007	Deborah A. Turner, CFA Assistant Portfolio Manager Managed fund since 2007

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

128

Small Cap Growth Trust

Investment objective

To seek long-term capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee [1]	1.04
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.04
Total annual fund operating expenses	1.13
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2014.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	115
3 years	359
5 years	622
10 years	1,375

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 83% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the fund, "small cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($10.3 billion as of February 28, 2015) or the S&P SmallCap 600 Index ($3.9 billion as of February 28, 2015).

The fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

The subadvisor selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The subadvisor looks for companies based on a combination of criteria including one or more of the following:

■

Improving market shares and positive financial trends;

■

Superior management with significant equity ownership; and

■

Attractive valuations relative to earnings growth outlook.

The fund is likely to experience periods of higher turnover in portfolio securities because the subadvisor frequently adjusts the selection of companies and/or their position size based on these criteria. The fund's sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The fund may invest significantly in the information technology sector.

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Except as otherwise stated under "Additional Information About the Funds — Temporary Defensive Investing," the fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The fund may invest in Initial Public Offerings (IPOs). The fund may also purchase each of the following types of securities:

U.S dollar-denominated foreign securities and certain exchange-traded funds (ETFs).

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance).

Information technology risk. The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund's predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b-1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

130

Calendar year total returns for Series I (%)

Best quarter: Q2 '09, 19.13%

Worst quarter: Q4 '08, –24.23%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	7.57	15.48	9.72	04/29/2005
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	5.60	16.80	8.54	04/29/2005

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Wellington Management Company LLP

Portfolio management

Steven C. Angeli, CFA Senior Managing Director and Equity Portfolio Manager Managed fund since 2003	Mario E. Abularach, CFA Senior Managing Director and Equity Research Analyst Managed fund since 2006	Stephen Mortimer Senior Managing Director and Equity Portfolio Manager Managed fund since 2006.

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

131

Small Cap Value Trust

Investment objective

To seek long-term capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	1.04
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.03
Acquired fund fees and expenses [1]	0.06
Total annual fund operating expenses [2]	1.18
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	120
3 years	375
5 years	649
10 years	1,432

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the fund, "small cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($10.3 billion as of February 28, 2015) or the S&P SmallCap 600 Index ($3.9 billion as of February 28, 2015).

The fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadvisor employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadvisor believes have distinct value characteristics based on industry-specific valuation criteria. The subadvisor focuses on high quality companies with a proven record of above-average rates of profitability that sell at a discount relative to the overall small-cap market.

Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

■

Sustainable competitive advantages within a market niche;

■

Strong profitability and free cash flows;

■

Strong market share positions and trends;

■

Quality of and share ownership by management; and

■

Financial structures that are more conservative than the relevant industry average.

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The fund's sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities). The fund may have significant investments in the financial services sector.

Except as otherwise stated under "Additional Information about the Funds — Temporary Defensive Investing," the fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

The fund may invest in initial public offerings ("IPOs"). The fund may also purchase each of the following types of securities: real estate investment trusts ("REITs") or other real estaterelated equity securities, U.S. dollar-denominated foreign securities and certain exchange-traded funds ("ETFs"). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Real estate securities risk. Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund's predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b-1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

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Best quarter: Q3 '09, 20.57%

Worst quarter: Q4 '08, –23.31%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	7.18	16.07	9.74	04/29/2005
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	4.22	14.26	6.89	08/31/1999

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Wellington Management Company LLP

Portfolio management

Timothy J. McCormack, CFA Senior Managing Director and Equity Portfolio Manager Managed fund since 2002	Shaun F. Pedersen Senior Managing Director and Equity Portfolio Manager Managed fund since 2004

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

134

Total Bond Market Trust B

Investment objective

To seek to track the performance of the Barclays U.S. Aggregate Bond Index (the "Barclays Index") (which represents the U.S. investment grade bond market).

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series NAV
Management fee	0.47
Distribution and service (Rule 12b-1) fees	0.00
Other expenses	0.04
Total annual fund operating expenses	0.51
Contractual expense reimbursement [1]	– 0.26
Total annual fund operating expenses after expense reimbursements	0.25
[1]

The advisor has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund's annual operating expenses do not exceed its "Total annual fund operating expenses after expense reimbursements" as shown in the table above. A fund's "Total annual fund operating expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. The advisor's obligation to provide the expense cap will remain in effect until April 30, 2016 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series NAV
1 year	26
3 years	137
5 years	259
10 years	615

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 64% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Barclays U.S. Aggregate Bond Index (the Barclays Index).

The fund is an index fund, which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The fund is a passively managed fund that seeks to mirror the performance of its target index, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The fund attempts to match the performance of the Barclays Index by holding a representative sample of the securities that comprise the Barclays Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly.

The fund is an intermediate term bond fund of high and medium credit quality that seek to track the performance of the Barclays Index, which broadly represents the U.S. investment grade bond market.

The subadvisor employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Barclays Index.

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The Barclays Index consists of dollar-denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

■

U.S. Treasury and agency securities;

■

Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage-backed securities ("CMBS") and collateralized mortgage offerings ("CMOs");

■

Corporate bonds, both U.S. and foreign (if dollar-denominated); and

■

Foreign government and agency securities (if dollar-denominated).

The subadvisor selects securities to match, as closely as practicable, the Barclays Index's duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Barclays Index composition may change from time to time. The subadvisor will reflect those changes as soon as practicable.

The fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities) such as futures contracts, interest-rate swaps and options.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks — Hedging, derivatives and other strategic trans actions risk" such as futures contracts, interest-rate swaps and options.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

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Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

TBA mortgage contracts TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund's predecessor fund and has not been adjusted to reflect the Rule 12b-1 fees of any class of shares. As a result, pre-inception performance of the fund may be higher than if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV (%)

Best quarter: Q4 '08, 4.46%

Worst quarter: Q2 '13, –2.61%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series NAV	6.06	4.30	4.71	05/01/1998
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97	4.45	4.71	05/01/1998

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Declaration Management & Research LLC

Portfolio management

Peter Farley, CFA Senior Vice President Managed fund since 2005

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

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Ultra Short Term Bond Trust

Investment objective

The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.55
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.06
Total annual fund operating expenses	0.66

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	67
3 years	211
5 years	368
10 years	822

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets in a diversified portfolio of domestic, investment grade, debt securities. Debt securities may be issued by governments, companies or special purpose entities and may include notes, discount notes, bonds, debentures, commercial paper, repurchase agreements, mortgage-backed and other asset-backed securities and assignments, participations and other interests in bank loans. The fund may also invest in cash and cash equivalents.

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Moody's Investors Service ("Moody's"), or are unrated securities determined by the subadvisor to be of comparable quality.

The fund may invest up to 20% of its net assets in securities that are rated BBB by S&P or Fitch, Baa by Moody's, or unrated securities determined by the subadvisor to be of comparable quality. The fund may invest up to 20% of its net assets in foreign debt securities, including up to 5% of its net assets in foreign debt securities that are denominated in a foreign currency.

Under normal circumstances, the fund's dollar weighted average maturity will be two years or less and its duration will be one year or less. Up to 15% of the fund's net assets may be invested in securities with maturities greater than three years.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use various hedging, derivatives and other strategic transactions described under "Additional Information about the Funds' Principal Risks – Hedging, derivatives and other strategic transactions risk."

The fund may invest in derivatives, including futures, currency forwards, options, swap contracts and other derivative instruments. The fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

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Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and the risks of being a lender.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If

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such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

Best quarter: Q1 '12, 0.41%

Worst quarter: Q2 '13, –0.41%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	Inception	Date of Inception
Series I	–0.02	0.09	07/29/2010
Bank of America Merrill Lynch 6 Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.12	0.20	07/29/2010

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio management

Howard C. Greene Senior Vice President Managed fund since 2010	Jeffrey N. Given Vice President Managed fund since 2010

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

140

Value Trust

Investment objective

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I
Management fee	0.69
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.04
Acquired fund fees and expenses [1]	0.04
Total annual fund operating expenses [2]	0.82
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I
1 year	84
3 years	262
5 years	455
10 years	1,014

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 49% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell Midcap Value Index ($244.2 million to $34.7 billion as of February 28, 2015).

The fund invests at least 65% of its total assets in equity securities. These primarily include common stocks but may also include preferred stocks, convertible securities, rights, warrants and ADRs. The fund may invest without limit in ADRs and may invest up to 20% of its total assets in foreign equities (investments in ADRs are not foreign securities for the purposes of this limit and the fund may invest without limitation in ADRs). The fund may invest up to 15% of its net assets in REITs. The fund may hedge non-U.S. currency exposure through the use of forward foreign currency contracts.

The subadvisor's approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell Midcap Value Index. Generally, medium market capitalization companies will consist primarily of those that the subadvisor believes are selling below their intrinsic value and offer the opportunity for growth of capital. The fund emphasizes a "value" style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The subadvisor may favor securities of companies that are in undervalued industries. The subadvisor may purchase stocks that do not pay dividends. The subadvisor may also invest the fund's assets in companies with smaller or larger market capitalizations.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

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Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions.

Foreign securities risk. As compared to U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Forward currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transaction), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Real estate securities risk. Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I (%)

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Best quarter: Q3 '09, 23.67%

Worst quarter: Q4 '08, –27.95%

Average Annual Total Returns for Period Ended 12/31/2014

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	9.82	16.60	10.25	01/01/1997
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	14.75	17.43	9.43	01/01/1997

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Invesco Advisers, Inc.

Portfolio management

Thomas Copper Co-Lead Portfolio Manager Managed fund since 2005	John Mazanec Co-Lead Portfolio Manager Managed fund since 2008	Sergio Marcheli Portfolio Manager Managed fund since 2003

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 144 of the Prospectus.

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Additional Information about the funds

Taxes

For federal income tax purposes, each of the funds is treated as a separate entity, intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to meet the diversification requirements that are applicable to mutual funds that serve as underlying investments for insurance company separate accounts. A fund that qualifies as a regulated investment company will not be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year (provided that it distributes at least the sum of 90% of its net investment company taxable income and 90% of its net tax exempt interest income for the taxable year). Insurance company separate accounts, the principal shareholders of the funds, generally do not pay tax on dividends and capital gain distributions from the funds.

Because shares of the funds may be purchased only through variable insurance contracts and qualified plans, it is expected that any dividends or capital gains distributions made by the funds will be exempt from current federal taxation if left to accumulate within the variable contract or qualified plan. Holders of variable insurance contracts should consult the prospectuses of their respective contracts for information on the federal income tax consequences to such holders.

Variable contract owners should consult with their own tax advisors as to the tax consequences of investments in the funds, including the application of state and local taxes.

More information about taxes is located in the SAI under the heading "Additional Information Concerning Taxes."

Compensation of Financial Intermediaries

The funds are not sold directly to the general public but instead are offered as underlying investment options for variable insurance contracts. The distributors of these contracts, the insurance companies that issue the contracts and their related companies may pay compensation to broker-dealers and other intermediaries for distribution and other services and may enter into revenue sharing arrangements with certain intermediaries. The source of funds for these payments to intermediaries may be the fees paid by the funds under their agreements with insurance and related companies for management, distribution and other services. Payments by insurance and related companies to intermediaries may create a conflict of interest by influencing them and their salespersons to recommend such contracts over other investments. Ask your salesperson or visit your financial intermediary's Web site for more information. In addition, payments by the funds to insurance and related companies may be a factor that an insurance company considers in including the funds as underlying investment options in variable insurance contracts. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Temporary Defensive Investing (applicable to all funds except Money Market Trust)

During unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, a fund generally may invest all or a portion of its assets in cash and securities that are highly liquid, including: (a) high quality money market instruments, such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents; and (b) money market funds. In the case of funds investing extensively in foreign securities, these investments may be denominated in either U.S. dollars or foreign currencies and may include debt of foreign corporations, governments and supranational organizations. To the extent a fund is in a defensive position, its ability to achieve its investment objective will be limited.

Other permitted investments by the funds of funds

A fund of funds may directly:

■

Purchase U.S. government securities and short-term paper.

■

Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same "group of investment companies" as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the 1940 Act).

■

Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the advisor is not the same as, or affiliated with, the advisor to the fund, including ETFs.

■

Invest in domestic and foreign equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

■

Invest in domestic and foreign fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

■

Purchase securities of registered closed-end investment companies.

■

Invest up to 15% of its net assets in illiquid securities of entities such as limited partnerships and other pooled investment vehicles, such as hedge funds.

■

Make short sales of securities (borrow and sell securities not owned by the fund with the prior approval of the advisor's Complex Securities Committee), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

■

Invest in "qualified" publicly traded partnerships and other publicly traded partnerships that at the time of investment the advisor believes will generate only good income for purposes of qualifying as a regulated investment company under the Code, including such publicly traded

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partnerships that invest principally in commodities or commodities-linked derivatives (with the prior approval of the advisor's Complex Securities Committee).

■

A fund of funds may directly invest in exchange-traded notes (ETNs).

A fund of funds may use various investment strategies such as hedging and other related transactions. For example, a fund of funds may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. In addition, these strategies may be used to gain exposure to a particular security or securities market. A fund of funds also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to "Hedging and Other Strategic Transactions Risk" in the Statement of Additional Information (SAI).

+The Funds of Funds are:

Core Strategy Trust

Franklin Templeton Founding Allocation Trust

Each Lifestyle MVP

Each Lifestyle PS Series

(Collectively the "Funds of Funds")

Additional information about the risks of the PS Series asset transfer process

The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the "JHVIT Lifestyle PS Series") are offered in connection with specific guaranteed benefits under variable annuity contracts (the "Contracts") issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the "John Hancock Issuers"). The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyle PS Series and the Bond Trust through a nondiscretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and therefore limit the John Hancock Issuers' exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers' process will depend on several factors, including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond Trust when equity markets fall. These asset reallocations may result in large-scale asset flows into and out of, and may negatively affect the performance of the JHVIT Lifestyle PS Series and the underlying funds in which the JHVIT Lifestyle PS Series invest.

As a result of large scale asset flows into and out of the JHVIT Lifestyle PS Series, the underlying funds in which the JHVIT Lifestyle PS Series invest, may also experience large-scale inflows and outflows. These flows may increase an underlying fund's transaction costs and cause the fund to purchase or sell securities when it would not normally do so, which may negatively affect the underlying fund's expense ratios and performance. It could be particularly disadvantageous for an underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Additional information about the funds of funds' principal risks

The principal risks of investing in each fund of funds are summarized in the description of that fund above. These risks are more fully described below. The risks are described in alphabetical order and not in order of importance. JHVIT's Statement of Additional Information (the "SAI") dated the same date as this prospectus contains further details about these risks as well as information about additional risks.

Active management risk

A fund that relies on the manager's ability to pursue the fund's investment objective is subject to active management risk. The manager will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions from its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the manager to choose securities that perform better than securities that are included in the benchmark.

Affiliated insurance companies

The Advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund's investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

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Cash collateral risk

To the extent a fund maintains cash collateral required to cover its obligations under the derivative instruments used in its risk management strategy, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor's flexibility in managing the fund.

Commodity risk

Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Cybersecurity risk

Intentional cybersecurity breaches include: unauthorized access to systems, networks, or devices (such as through "hacking" activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems ("denial of services"), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a subadvisor, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund's investments to lose value.

Economic and market events risk

Events in the financials sector historically have resulted, and may result from time to time, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; financial distress in the U.S. auto industry; credit and liquidity issues involving certain money market mutual funds; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits, debt crises in the eurozone; S&P's downgrade of U.S. long-term sovereign debt; economic stimulus by the Japanese central bank; declines in oil prices; and dramatic changes in currency exchange rates. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected, and it is uncertain when these conditions will recur. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

In addition to financial market volatility, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices. These events and the possible resulting market volatility may have an adverse effect on the fund.

Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund's investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world's securities markets likely will be significantly disrupted. Political and military events, including the military crises in Ukraine and the Middle East, and nationalist unrest in Europe, also may cause market disruptions.

Exchange-traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile. An ETF has its own fees and expenses, which are borne indirectly by a fund.

Exchange-traded notes (ETNs) risk

ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. This type of debt security differs, however, from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity; level of supply and demand for the ETN; volatility and lack of liquidity in underlying commodities or securities markets; changes in the applicable interest rates; changes in the issuer's credit rating; and economic, legal, political, or geographic events that affect the referenced commodity or security. The fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the fund must sell some or all of

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its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the fund holds its investment in an ETN until maturity, the issuer will give the fund a cash amount that would be equal to the principal amount (subject to the day's index factor). ETNs are also subject to counterparty credit risk and fixed-income risk.

Fund of funds risk

A fund's ability to achieve its investment objectivewill depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the fund's objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds' ability to meet their investment objectives. There can be no assurance that either the fund or the Underlying Funds will achieve their investment objectives. A fund is subject to the same risks as the Underlying Funds in which it invests. Each fund invests in Underlying Funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent that a fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks. As a fund's asset mix becomes more conservative, the fund becomes more susceptible to risks associated with fixed-income securities.

Hedging, derivatives, and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives, and other strategic transactions successfully will depend in part on its subadvisor's ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund's securities. Even if the subadvisor only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies, or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets, and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadvisor intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadvisor may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

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Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hedging risk

There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

Leverage

Certain of the risk management techniques that would be used in the new strategy may involve indirect leverage. While these techniques would be intended to reduce downside exposure, in some cases leverage may magnify losses.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous market price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

Quantitative models may not produce the desired results

In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies may not be successful, may limit upside potential or may permit or result in losses

The purpose of the risk management strategies is to attempt to limit the fund's exposure to more volatile asset classes during periods of high volatility and attempt to reduce the fund's losses during market declines; however, there is no assurance that these strategies will be successful, and these risk management strategies could limit the upside participation of the fund in rising markets or even result in losses in rising markets. The application of risk management techniques can be complex, and misjudgments in implementation may result in under or over allocations to equity, fixed income and/or cash and cash equivalent exposure.

Short positions

In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Swaps

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Use of index futures

While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund's assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

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Additional information about the funds' principal risks

The principal risks of investing in each fund are summarized in the description of that fund above. These risks are more fully described below. The risks are described in alphabetical order and not in order of importance. The funds' Statement of Additional Information dated the same date as this prospectus (the "SAI") contains further details about these risks as well as information about additional risks.

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The Dodd-Frank Wall Street Reform and Consumer Protection Act includes a number of statutory provisions, rulemaking directives and required studies that could directly or indirectly impact the funds through: (i) provisions impacting the regulatory framework; (ii) provisions impacting the funds as investors; (iii) enhancements to the enforcement authority of the Securities and Exchange Commission; (iv) risk regulation of "systematically important" financial institutions; and (v) mandated studies that may have further effects on the funds. Such legislation may impact the funds in ways that are unforeseeable. Such legislation or regulation could limit or preclude a fund's ability to achieve its investment objective.

Governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a fund's portfolio holdings. Furthermore, volatile financial markets can expose a fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Active management risk

A fund that relies on the manager's ability to pursue the fund's investment objective is subject to active management risk. The manager will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions from its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the manager to choose securities that perform better than securities that are included in the benchmark.

Asset allocation management

Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the subadvisor may favor an asset category that performs poorly relative to the other asset categories. To the extent that alternative asset categories underperform the general stock market, the fund would perform poorly relative to a fund invested primarily in the general stock market.

Changing distribution levels risk

The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

As a result of market, interest rate and other circumstances, the amount of cash available for distribution and the fund's distribution rate may vary or decline. The risk of variability and/or reduction in distribution levels is accentuated in the currently prevailing market and interest-rate circumstances. Interest rates available on investments have decreased as illustrated by the declines in effective yield on leading high yield bond indexes. In addition, as a result of these circumstances, many higher-yielding securities have been called by the issuers and refinanced with lower-yielding securities. Moreover, the fund's investments in equity, equitylike, distressed and special situation securities may result in significant holdings that currently pay low or no income, but that the subadvisor believes represent positive long-term investment opportunities. A combination of the above factors has contributed to a significant decline in certain funds' distributions rate effective in the last year.

Convertible securities risk

Convertible securities generally offer lower interest or dividend yields than nonconvertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security's conversion price. The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than the company's common stock.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see "Hedging, derivatives, and other strategic transactions risk"), or a borrower of a fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share

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price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; the ability to borrow from the U.S. Treasury; only by the credit of the issuing U.S. government agency, instrumentality, or corporation; or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadvisor may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below-investment-grade securities, also called junk bonds (e.g., fixed-income securities rated Ba or lower by Moody's Investors Service, Inc. (Moody's) or BB or lower by Standard & Poor's Ratings Services (S&P), at the time of investment, or determined by a subadvisor to be of comparable quality to securities so rated) are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: Their issuers' continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions, and they may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent that it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadvisor intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Cybersecurity risk

Intentional cybersecurity breaches include: unauthorized access to systems, networks, or devices (such as through "hacking" activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems ("denial of services"), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a subadvisor, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund's investments to lose value.

Economic and market events risk

Events in the financials sector historically have resulted, and may result from time to time, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; financial distress in the U.S. auto industry; credit and liquidity issues involving certain money market mutual funds; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits, debt crises in the eurozone; S&P's downgrade of U.S. long-term sovereign debt; economic stimulus by the Japanese central bank; declines in oil prices; and dramatic changes in currency exchange rates. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected, and it is uncertain when these conditions will recur. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

In addition to financial market volatility, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. This reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices. These events and the possible resulting market volatility may have an adverse effect on the fund.

Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund's investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase

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uncertainty in or impair the operation of the U.S. or other securities markets. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world's securities markets likely will be significantly disrupted. Political and military events, including the military crises in Ukraine and the Middle East, and nationalist unrest in Europe, also may cause market disruptions.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or "blue chip" equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the subadvisor believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisor to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadvisor investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. The fund's strategy of investing in value stocks also carries the risk that in certain markets, value stocks will underperform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadvisor believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange-traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile. An ETF has its own fees and expenses, which are borne indirectly by a fund.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risk: (1) interest-rate risk and (2) credit quality risk.

Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest rating category risk. Investment-grade fixed-income securities in the lowest rating category (such as Baa by Moody's or BBB by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Prepayment of principal risk. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers.

Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on

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dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include the suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect a fund's investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging-market risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with emerging-market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller, and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund's currency exposure being substantially different from that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards, and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

Hedging, derivatives, and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives, and other strategic transactions successfully will depend in part on its subadvisor's ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund's securities. Even if the subadvisor only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies, or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets, and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC

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derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadvisor intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadvisor may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Equity-linked notes are subject to risks similar to those related to investing in the underlying securities. An equitylinked note is dependent on the individual credit of the note's issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Inverse floating-rate securities. Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating-rate securities.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Swaptions. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaptions.

High portfolio turnover risk

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission and tax expenses, which must be borne directly by a fund and its shareholders, respectively. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Hybrid instrument risk

The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a hybrid instrument may include significant risks not associated with a similar investment in a traditional debt instrument. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmark for the hybrid instrument or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Hybrid instruments may bear interest or pay preferred dividends at below-market (or even relatively nominal) rates. Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities.

Index management risk

Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund's transaction expenses and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

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Industry or sector investing risk

When a fund's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and others factors affecting that industry or sector.

Banking. Commercial banks (including "money center" regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Financial Services Industry. A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Insurance Companies. Insurance companies are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance companies also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company's market value or share price.

Materials. Issuers in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Issuers in the materials sector are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and government regulations.

Metals. The specific political and economic risks affecting the price of metals include changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The prices of metals, in turn, are likely to affect the market prices of securities of companies mining or processing metals, and accordingly, the value of investments in such securities may also be affected. Metal-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on metal-related investments have traditionally been more volatile than investments in broader equity or debt markets.

Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

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Technology companies. A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described under "Medium and smaller company risk."

Utilities. Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations; increased costs and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval for rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity and pricing pressures; and the negative impact of regulation. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund's performance will likely decrease as the fund's asset size increases, which could reduce the fund's returns. IPOs may not be consistently available to a fund for investing, particularly as the fund's asset base grows. IPO shares are frequently volatile in price due to the absence of a prior public market, the small number of shares available for trading, and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Large company risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. For purposes of the fund's investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company's security simply because, subsequent to its purchase, the company's market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

Liquidity risk

A fund is exposed to liquidity risk when reduced trading volume, a relative lack of market makers, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous market price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market's growth. As a result, dealer inventories of corporate bonds, which indicate the ability to "make markets," i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress.

Loan participations risk

A fund's ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments, or otherwise) will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy, or any other reason, would adversely affect the income of the fund and would likely reduce the value of its assets. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a fund against losses in value or a decline in income in the event of a borrower's nonpayment of principal or interest, and in the event of a bankruptcy of a borrower, the fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan or loan participation could depend exclusively on the subadvisor's credit analysis of the borrower, and in the case of a loan participation, the intermediary. A fund may have limited rights to enforce the terms of an underlying loan.

Lower-rated fixed-income securities risk and high-yield securities risk

Lower-rated fixed-income securities are defined as securities rated below investment grade (such as Ba and below by Moody's and BB and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

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Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rated categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market's perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.

Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

Dependence on subadvisor's own credit analysis. While a subadvisor may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadvisor's evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities. Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under "Foreign securities risk." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates, and unemployment, as well as exchange-rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may not only present greater opportunities for growth and capital appreciation, but also involve greater risks than are customarily associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller- or medium-sized market capitalizations. For purposes of the fund's investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company's security simply because, subsequent to its purchase, the company's market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

Mortgage-backed and asset-backed securities risk

Mortgage-backed securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies, or its instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments, and not to the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders, such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a pass through of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund's mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property, or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic, and social factors, and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of

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the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates, prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared with debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass through types of securities may not increase as much, due to their prepayment feature.

Collateralized mortgage obligations (CMOs). A fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not diversified within the meaning of the Investment Company Act of 1940. This means they are allowed to invest in the securities of a relatively small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market, and other risks associated with a non-diversified fund's investment strategies or techniques may be more pronounced than for funds that are diversified.

Real estate securities risk

Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.
These risks include:

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declines in the value of real estate;

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risks related to general and local economic conditions;

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possible lack of availability of mortgage funds;

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overbuilding;

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extended vacancies of properties;

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increased competition;

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increases in property taxes and operating expenses;

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changes in zoning laws;

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losses due to costs resulting from the cleanup of environmental problems;

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liability to third parties for damages resulting from environmental problems;

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casualty or condemnation losses;

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limitations on rents;

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changes in neighborhood values and the appeal of properties to tenants; and

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changes in interest rates.

Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund's shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 (the Code) or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

Short sales risk

The funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the

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borrowed security. A fund may also make short sales "against the box." In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

Additional information about the funds' investment policies (including each fund of funds)

Subject to certain restrictions and except as noted below, a fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A fund is precluded from investing in excess of 15% of its net assets (or 5% in the case of Money Market Trust) in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities. These securities are typically short-to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of the fund's total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The funds may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund's NAV per share, the funds will cover the transaction as described above.

Repurchase Agreements

The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if

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necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The funds may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The funds will maintain liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund's NAV per share, the funds will cover the transaction as described above.

U.S. Government Securities

The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac. See "Credit and counterparty risk" for additional information on Fannie Mae and Freddie Mac securities.

Warrants

The funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued/Delayed-Delivery/Forward Commitment Securities

A fund may purchase or sell debt or equity securities on a "when-issued," delayed-delivery or "forward commitment" basis. These terms mean that the fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

Management

Trustees

JHVIT is managed under the direction of its Trustees. The Board oversees the business activities of the funds and retains the services of the various firms that carry out the operations of the funds. The Board may change the investment objective and strategy of a fund without shareholder approval.

Investment Management

John Hancock Investment Management Services, LLC (the "Advisor") is the investment advisor to JHVIT and is registered with the SEC as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Advisor is a Delaware limited liability company with its principal offices located at 601 Congress Street, Boston, Massachusetts 02210. Its ultimate controlling parent is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and principally as "John Hancock" in the United States.

JHVIT fund shares are sold only to insurance companies and their separate accounts as the underlying investment medium for variable annuity and variable life insurance contracts and group annuity contract offered to 401(k) plans ("variable contracts"). Two of these insurance companies, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, are affiliates of the Advisor (the "Affiliated Insurance Companies"). The Affiliated Insurance Companies perform administrative services for the JHVIT funds in connection with the variable contracts for which they serve as the underlying investment medium. To compensate the Affiliated Insurance Companies for providing these services, the Advisor, not the JHVIT funds, pays each Affiliated Insurance Company an administrative fee equal to 0.25% of the total average daily net assets of the JHVIT funds attributable to variable contracts issued by the Affiliated Insurance Company.

Subject to general oversight by the Board of Trustees, the Advisor manages and supervises the investment operations and business affairs of each fund. The Advisor selects, contracts with and compensates one or more subadvisors to manage on a day-to-day basis all or a portion of each fund's portfolio assets subject to oversight by the Advisor. The Advisor is responsible for overseeing and implementing each fund's investment program and provides a variety of advisory oversight and investment research services. The Advisor also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or subadvisor changes) and coordinates and oversees services provided under other agreements.

The Advisor has ultimate responsibility to oversee a subadvisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the Advisor, among other things: (i) monitors the compliance of the subadvisor with the investment objectives and related policies of the fund,; (ii) reviews the performance of the subadvisor,; and (iii) reports periodically on such performance to the Board of Trustees. The Advisor employs a team of investment professionals who provide these research and monitoring services.

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Subject to Board approval, the Advisor may elect to manage fund assets directly and currently manages the assets of certain funds. As compensation for its services, the Advisor receives a fee from JHVIT computed separately for each fund. Appendix A to this Prospectus is a schedule of the management fees each fund currently is obligated to pay the Advisor. The subadvisors are compensated by the Advisor and not by the funds.

The funds rely on an order from the Securities and Exchange Commission (SEC) permitting the Advisor, subject to approval by the Board of Trustees, to appoint a subadvisor or change the terms of a subadvisory agreement without obtaining shareholder approval. Each fund, therefore, is able to change subadvisors or the fees paid to a subadvisor from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Advisor to appoint a subadvisor that is an affiliate of the Advisor or JHVIT (other than by reason of serving as a subadvisor to a fund), or to increase the subadvisory fee of an affiliated subadvisor, without the approval of the shareholders.

A discussion regarding the basis for the Board's approval of the advisory and subadvisory agreements for the funds is available in the funds' semi-annual report to shareholders for the periods ended June 30, 2014 and December 31, 2014.

For information on the advisory fee for the master fund for each of the JHVIT Feeder Funds, please refer to the master fund prospectus (the American Funds Insurance Series prospectus) which accompanies this Prospectus.

Additional information about fund expenses

Each fund's annual operating expenses will likely vary throughout the period and from year to year. A fund's expenses for the current fiscal year may be higher than the expenses listed in the fund's "Annual fund operating expenses" table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

The Advisor has contractually agreed to waive its management fee or reimburse expenses (the Reimbursement) for certain participating funds of the Trust and other John Hancock Funds. The Reimbursement equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the participating funds that exceeds $125 billion but is less than or equal to $150 billion, 0.0150% of that portion of the aggregate net assets of all the participating funds that exceeds $150 billion but is less than or equal to $175 billion, 0.0175% ofthat portion ofthe aggregate net assets of all the participating funds that exceeds $175 billion but is less than or equal to $200 billion, 0.02% of that portion of the aggregate net assets of all the participating funds that exceeds $200 billion but is less than or equal to $225 billion, and 0.0225% of that portion of the aggregate net assets of all the participating funds that exceeds $225 billion. The amount of the Reimbursement is calculated daily and allocated among all the participating funds in proportion to the daily net assets of each such fund. The Reimbursement may be terminated or modified at any time by the Advisor with the approval of the Trust's Board of Trustees (the Board).

Subadvisors and Portfolio Managers

Set forth below, in alphabetical order by subadvisor, is additional information about the subadvisors and the fund portfolio managers. The SAI includes additional details about the portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

Capital Research and Management Company ("CRMC")

CRMC is located at 333 South Hope Street, Los Angeles, California 90071. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. CRMC has been providing investment management services since 1931.

CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions - Capital World Investors, Capital Research Global Investors and Capital Internatinal Investors - make investment decisions independently of one another.

The primary individual portfolio managers for each of the master funds are:

Portfolio Manager for the Series/Title (If Applicable)	Primary Title with Investment Advisor (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager's Role in Management of the Fund(s)
Donald D. O'Neal Vice Chairman of the Board	Partner — Capital Research Global Investors Investment professional for 30 years, all with CRMC or affiliate	Serves as an equity portfolio manager for Growth-Income Fund
Alan N. Berro President	Partner — Capital World Investors Investment professional for 29 years in total; 24 years with CRMC or affiliate	Serves as an equity portfolio manager for Asset Allocation Fund
Carl M. Kawaja Vice President	Partner — Capital World Investors Investment professional for 28 years in total; 24 years with CRMC or affiliate	Serves as an equity portfolio manager for New World Fund
Sung Lee Vice President	Partner — Capital Research Global Investors Investment professional for 21 years, all with CRMC or affiliate	Serves as an equity portfolio manager for International Fund

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Dylan Yolles Vice President	Partner — Capital International Investors Investment professional for 18 years in total; 15 years with CRMC or affiliate	Serves as an equity portfolio manager for Growth-Income Fund
Donnalisa Parks Barnum	Partner — Capital World Investors Investment professional for 34 years in total; 29 years with CRMC or affiliate	Serves as an equity portfolio manager for Growth Fund
L. Alfonso Barroso	Partner — Capital Research Global Investors Investment professional for 21 years, all with CRMC or affiliate	Serves as an equity portfolio manager for International Fund
J. David Carpenter	Partner — Capital World Investors; Investment professional for 21 years in total; 17 years with CRMC or affiliate	Serves as an equity portfolio manager for Asset Allocation Fund
David A. Daigle	Partner — Capital Fixed Income Investors, Capital Research Company Investment professional for 21 years, all with CRMC or affiliate	Serves as a fixed-income portfolio manager for Asset Allocation Fund
J. Blair Frank	Partner — Capital Research Global Investors Investment professional for 22 years in total; 21 years with CRMC or affiliate	Serves as an equity portfolio manager for Growth-Income Fund
Nicholas J. Grace	Partner — Capital World Investors Investment professional for 25 years in total; 21 years with CRMC or affiliate	Serves as an equity portfolio manager for New World Fund
F. Galen Hoskin	Partner — Capital World Investors Investment professional for 21 years, all with CRMC or affiliate	Serves as an equity portfolio manager for New World Fund
Claudia P. Huntington	Partner — Capital Research Global Investors Investment professional for 42 years in total; 40 years with CRMC or affiliate	Serves as an equity portfolio manager for Growth-Income Fund
Gregory D. Johnson	Partner — Capital World Investors Investment professional for 22 years, all with CRMC or affiliate	Serves as an equity portfolio manager for Growth Fund
Michael T. Kerr	Partner — Capital World Investors Investment professional for 32 years in total; 30 years with CRMC or affiliate	Serves as an equity portfolio manager for Growth Fund
Jonathan Knowles	Partner — Capital World Investors Investment professional for 23 years in total; all with CRMC or affiliate	Serves as an equity portfolio manager for Global Growth Fund
Jefferey T. Lager	Partner — Capital World Investors Investment professional for 20 years in total; 19 years with CRMC or affiliate	Serves as an equity portfolio manager for Asset Allocation Fund
Jesper Lyckeus	Partner — Capital Research Global Investors Investment professional for 20 years in total; 19 years with CRMC or affiliate	Serves as an equity portfolio manager for International Fund
Ronald B. Morrow	Partner — Capital World Investors Investment professional for 47 years in total; 18 years with CRMC or affiliate	Serves as an equity portfolio manager for Growth Fund
James R. Mulally	Partner, Capital Fixed-Income Investors, CRMC Investment professional for 39 years in total; 35 years with CRMC or affiliate	Serves as a fixed-income portfolio manager for Asset Allocation Fund
Robert H. Neithart	Partner — Capital Fixed Income Investors, CRMC Investment professional for 28 years, all with CRMC or affiliate	Serves as a fixed-income portfolio manager for New World Fund

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Andraz Razen	Vice President - Capital World Investors Investment professional for 16 years in total; 10 years with CRMC or affiliate	Serves as an equity portfolio manager for Growth Fund
William L. Robbins	Partner — Capital International Investors Investment professional for 23 years in total; 20 years with CRMC or affiliate	Serves as an equity portfolio manager for Growth-Income Fund
Eugene P. Stein	Partner — Capital World Investors Investment professional for 44 years in total; 43 years with CRMC or affiliate	Serves as an equity portfolio manager for Asset Allocation Fund
Christopher M. Thomsen	Partner — Capital Research Global Investors Investment professional for 18 years, all with CRMC or affiliate	Serves as an equity portfolio manager for International Fund
Steven T. Watson	Partner — Capital World Investors Investment professional for 28 years in total; 25 years with CRMC or affiliate	Serves as an equity portfolio manager for Global Growth Fund
Isabelle de Wismes	Partner — Capital World Investors Investment professional for 31 years in total; 22 years with CRMC or affiliate	Serves as an equity portfolio manager for Global Growth Fund
Alan J. Wilson	Partner — Capital World Investors Investment professional for 30 years in total; 24 years with CRMC or affiliate	Serves as an equity portfolio manager for Growth Fund

Additional information regarding the portfolio managers' compensation, management of other accounts, and ownership of securities in The American Funds Insurance Series can be found in the SAI.

Declaration Management & Research LLC ("Declaration")

Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102- 4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Funds	Portfolio Managers
Total Bond Market Trust B	Peter Farley, CFA

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Peter Farley, CFA. Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research. Mr. Farley is a member of Declaration's Investment Committee.

Dimensional Fund Advisors LP ("Dimensional")

Dimensional was organized in 1981 as "Dimensional Fund Advisors, Inc.," a Delaware corporation, and in 2006, it converted its legal name and organizational form to "Dimensional Fund Advisors LP," a Delaware limited partnership. Dimensional is engaged in the business of providing investment management services. Dimensional is located at 6300 Bee Cave Road, Building One, Austin, Texas 78746.

Dimensional uses a team approach. The investment team includes the Investment Committee of Dimensional, portfolio managers and trading personnel. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. Investment strategies for funds managed by Dimensional are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding fund management based on the parameters established by the Investment Committee. Dimensional has identified the following persons as primarily responsible for coordinating the day-to-day management of the funds as set forth below.

Funds	Portfolio Managers
International Small Company Trust	Karen E. Umland, CFA Joseph H. Chi, CFA Jed S. Fogdall Henry F. Gray

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Karen E. Umland, CFA. Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Ms. Umland joined Dimensional in 1993 and has been a Portfolio Manager and responsible for the international equity portfolios since 1998.

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Joseph H. Chi, CFA. Co-Head of Portfolio Management, Senior Portfolio Manager and Vice President of Dimensional and chairman of the Investment Committee. Mr. Chi joined Dimensional as a Portfolio Manager in 2005 and has been cohead of the portfolio management group since 2012.

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Jed S. Fogdall. Co-Head of Portfolio Management, Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Fogdall joined Dimensional as a Portfolio Manager in 2004 and has been cohead of the portfolio management group since 2012.

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Henry F. Gray. Head of Global Equity Trading and Vice President and a member of the Investment Committee. Mr. Gray joined Dimensional in 1995 and was a Portfolio Manager from 1995 to 2005 and has been the Head of Global Equity Trading since 2006.

Franklin Mutual Advisers ("Franklin Mutual")

Franklin Mutual is located at 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078. Franklin Mutual is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers
Mutual Shares Trust	Peter Langerman F. David Segal, CFA Deborah A. Turner, CFA

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Peter Langerman. Chairman, President and CEO of Franklin Mutual Advisers, LLC. Mr. Langerman rejoined Franklin Templeton Investments in 2005. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds.

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F. David Segal, CFA. Prior to joining Franklin Templeton Investments in 2002, Mr. Segal was an analyst in the Structured Finance Group of MetLife for the period 1999-2002.

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Deborah A. Turner, CFA has been with Franklin Templeton Investments since 1996.

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977 that provides investment advisory services to, among others, the GMO Funds. GMO manages assets on a worldwide basis for institutional investors such as pension plans, endowments and foundations.

Funds	Portfolio Managers
International Core Trust	Global Equity Team

Global Equity Team. Day-to-day management of the fund is the responsibility of the Team. The Team's members work collaboratively to manage the fund, and no one person is primarily responsible for day-to-day management. The senior member of the Team responsible for managing the implementation and monitoring the overall portfolio management of the funds are:

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Dr. David Cowan. Co-Director of the Team; joined GMO in 2006 and has been responsible for portfolio management of GMO's domestic equity portfolios since 2006 and GMO's international equity portfolios since 2012.

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Dr. Thomas Hancock. Co-Director of the Team; joined GMO in 1995 and has been responsible for overseeing the portfolio management of GMO's international developed market and global equity portfolios since 1998.

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Mr. Ben Inker. Co-Head, Asset Allocation Team, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO's asset allocation portfolios since 1996.

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Mr. Sam Wilderman. Co-Head, Asset Allocation Team, GMO. Mr. Wilderman has been responsible for overseeing portfolio management of GMO's asset allocation portfolios since September 2012. Previously, Mr. Wilderman was Co-Head of GMO's Global Equity Team.

The senior members allocate responsibility for portions of the fund to various members of the Team, oversee the implementation of trades on behalf of the fund, review the overall composition of the fund's portfolios, and monitor cash flows.

Invesco Advisers, Inc. ("Invesco")

Invesco is an indirect wholly owned subsidiary of Invesco Ltd., whose principal business address is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco, an investment advisor since 1976, is a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. Invesco, and/or its affiliates is the investment advisor for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals.

Funds	Portfolio Managers
Value Trust	Thomas Copper (Co-Lead Manager) John Mazanec (Co-Lead Manager) Sergio Marcheli

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Thomas Copper. Portfolio Manager (Co-Lead), who has been with Invesco and/or its affiliates since 2010; formerly, Mr. Cooper was associated with Van Kampen Asset Management in an investment capacity (1986-2010).

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Sergio Marcheli. Portfolio Manager, who has been with Invesco and/or its affiliates since 2010; formerly, Mr. Marcheli was associated with Morgan Stanley Investment Management Inc. in an investment management capacity (2002 to 2010).

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John Mazanec. Portfolio Manager (Co-Lead), who has been with Invesco and/or its affiliates since 2010; formerly, Mr. Mazanec was associated with Van Kampen Asset Management (June 2008 to 2010) and, prior to that, he was a portfolio manager at Wasatch Advisers.

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John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited ("John Hancock Asset Management (North America)") is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of JHVIT for which it is the subadvisor as well as other portfolios advised by the Advisor. John Hancock Asset Management (North America) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Manulife Asset Management Limited and Manulife Asset Management (Hong Kong) Limited ("MAMHK"), collectively known as Manulife Financial. The address of Manulife Asset Management (North America) Limited is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Funds	Portfolio Managers
500 Index Trust B	Brett Hryb, CFA Ashikhusein Shahpurwala, CFA
Core Strategy Trust	N/A
Lifestyle Balanced MVP	N/A
Lifestyle Balanced PS Series	N/A
Lifestyle Conservative MVP	N/A
Lifestyle Conservative PS Series	N/A
Lifestyle Growth MVP	N/A
Lifestyle Growth PS Series	N/A
Lifestyle Moderate MVP	N/A
Lifestyle Moderate PS Series	N/A
Mid Cap Index Trust	Brett Hryb, CFA Ashikhusein Shahpurwala, CFA
Money Market Trust	Faisal Rahman, CFA

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Brett Hryb, CFA. Senior Managing Director and Senior Portfolio Manager; joined Manulife Asset Management, Ltd in 1996, with John Hancock Asset Management (North America) since 2003.

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Ashikhusein Shahpurwala, CFA. Managing Director and Portfolio Manager; joined Manulife Asset Management, Limited in 2007, with John Hancock Asset Management (North America) since 2003.

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Faisal Rahman, CFA. Managing Director and Portfolio Manager; joined Manulife Asset Management Limited in 2001, with John Hancock Asset Management (North America) since 2003.

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

John Hancock Asset Management a division of Manulife Asset Management (US) LLC, a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. ("JHFS") and an affiliate of the Advisor. JHFS is a subsidiary of MFC, based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Funds	Portfolio Managers
Bond Trust	Howard C. Greene Jeffrey N. Given
Core Strategy Trust	Robert Boyda Marcelle Daher, CFA Steve Medina, CFA Nathan Thooft, CFA
Franklin Templeton Founding Allocation Trust	Robert Boyda Marcelle Daher, CFA Steve Medina, CFA Nathan Thooft, CFA
Fundamental Large Cap Value Trust	Walter McCormick, CFA Emory (Sandy) Sanders, CFA Nicholas Renart
Lifestyle Balanced MVP	Robert Boyda Marcelle Daher, CFA Jeffrey N. Given Luning "Gary" Li Steve Medina, CFA Nathan Thooft, CFA

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Lifestyle Balanced PS Series	Robert Boyda Marcelle Daher, CFA Steve Medina, CFA Nathan Thooft, CFA
Lifestyle Conservative MVP	Robert Boyda Marcelle Daher, CFA Jeffrey N. Given Luning "Gary" Li Steve Medina Nathan Thooft, CFA
Lifestyle Conservative PS Series	Robert Boyda Marcelle Daher, CFA Steve Medina, CFA Nathan Thooft, CFA
Lifestyle Growth MVP	Robert Boyda Marcelle Daher, CFA Jeffrey N. Given Luning "Gary" Li Steve Medina, CFA Nathan Thooft, CFA
Lifestyle Growth PS Series	Robert Boyda Marcelle Daher, CFA Steve Medina, CFA Nathan Thooft, CFA
Lifestyle Moderate MVP	Robert Boyda Marcelle Daher, CFA Jeffrey N. Given Luning "Gary" Li Steve Medina, CFA Nathan Thooft, CFA
Lifestyle Moderate PS Series	Robert Boyda Marcelle Daher, CFA Steve Medina, CFA Nathan Thooft, CFA
Ultra Short Term Bond Trust	Howard C. Greene Jeffrey N. Given

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Robert Boyda. Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management; joined John Hancock Asset Management in 2009.

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Marcelle Daher, CFA. Managing Director, previously Vice President and Director of Investments, Investment Management Services, John Hancock Financial (2008-2011); joined Manulife Financial in 2008.

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Jeffrey N. Given. Vice President; joined John Hancock Asset Management in 1993.

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Howard C. Greene. Senior Vice President; joined John Hancock Asset Management in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.

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Luning "Gary" Li. Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC; joined John Hancock Asset Management in 2013; Manager of Derivatives Risk Management at MetLife (2012-2013); Director of Risk Management and Asset Allocation at the South Carolina Retirement System Investment Commission (2011-2012); Director of Derivatives and Alternative Strategies at Evergreen Investments (2006-2011).

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Walter McCormick, CFA. Senior Managing Director, Senior Portfolio Manager; prior to joining Manulife Asset Management in 2010, Walter McCormick was managing director and senior portfolio manager with the Berkeley Street Equity team at Wells Capital Management. He is also past president of the Providence Society of Financial Analysts. Mr. McCormick began his investment career in 1970.

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Steve Medina. Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management; joined John Hancock Asset Management, LLC in 2009.

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Nicholas Renart. Managing Director, Portfolio Manager; prior to joining Manulife Asset Management in 2011, Nicholas Renart was an associate with Citi Venture Capital International. Mr. Renart began his investment career in 2005.

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Emory (Sandy) Sanders, CFA. Senior Managing Director, Senior Portfolio Manager; prior to joining Manulife Asset Management in 2010, Sandy Sanders was a portfolio manager on the Berkeley Street Equity Team at Wells Capital Management. Mr. Sanders began his investment career in 1997.

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Nathan Thooft, CFA. Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); previously Vice President and Director of Investments for Investment Management Services, John Hancock Financial (2008-2011); joined Manulife Financial in 2008.

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Pacific Investment Management Company LLC ("PIMCO")

PIMCO is a majority owned subsidiary of Allianz Asset Management with minority interests held by certain of its current and former officers, by Allianz Asset Management of America LLC, and by PIMCO Partners, LLC, a California limited liability company. Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P. PIMCO Partners, LLC is owned by certain current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE.

Funds	Portfolio Managers
Global Bond Trust	Andrew Balls Sachin Gupta Lorenzo Pagani, Ph.D.

• Andrew Balls. Mr. Balls is PIMCO's CIO Global Fixed Income. Based in the London office, he oversees the firm's European, Asia-Pacific, emerging markets and global specialist investment teams. He manages a range of global and European portfolios and is a member of the Investment Committee and the Executive Committee. Previously, he was head of European portfolio management, a global portfolio manager in the Newport Beach office and the firm's global strategist. Prior to joining PIMCO in 2006, he was an economics correspondent and columnist for the Financial Times in London, New York and Washington, DC. He has 16 years of investment and economics/financial markets experience and holds a bachelor's degree from Oxford and a master's degree from Harvard University. He was a lecturer in economics at Keble College, Oxford. Mr. Balls was nominated by Morningstar in 2013 for European Fixed-Income Fund Manager of the Year.
• Sachin Gupta. Mr. Gupta is an executive vice president and global portfolio manager in the Newport Beach office, and head of the global desk. He is a member of the European Portfolio Committee and a rotating member of the Asia-Pacific Portfolio Committee. Previously, he was in PIMCO's London office managing European LDI portfolios. Before that, he was part of PIMCO's global portfolio management team in the Singapore office. In these roles, he focused on investments in government bonds, sovereign credit derivatives and interest rate derivatives across global markets. Prior to joining PIMCO in 2003, he was in the fixed income and currency derivatives group at ABN AMRO Bank. He has 17 years of investment experience and holds an MBA from XLRI, India. He received an undergraduate degree from Indian Institute of Technology, Delhi.
• Lorenzo Pagani, Ph.D. Dr. Pagani is a managing director and portfolio manager in the Munich office and head of the European government bond and European rates desk. He is also a member of the European portfolio committee and a member of the counterparty risk committee. Prior to joining PIMCO in 2004, he was with the nuclear engineering department at the Massachusetts Institute of Technology (MIT) and with Procter & Gamble in Italy. He has 12 years of investment experience and holds a Ph.D. in nuclear engineering from MIT. He graduated from the Financial Technology Option program of MIT/Sloan Business School and holds a joint master of science degree from the Politecnico di Milano in Italy and the Ecole Centrale de Paris in France.

Templeton Global Advisors Limited ("Templeton Global")

Templeton Global is located at Box N-7759, Lyford Cay, Nassau, Bahamas and has been in the business of providing investment advisory services since 1954. Templeton Global is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers
Global Trust	Norman J. Boersma, CFA Tucker Scott, CFA Heather Arnold, CFA

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Norman J. Boersma, CFA. Lead Portolio Manager; Chief Investment Officer of Templeton Global Equity Group and President of Templeton Global Advisors. joined Templeton Global in 1991.

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Tucker Scott, CFA. Executive Vice President; Portfolio Manager and Research Analyst; joined Templeton Global in 1996.

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Heather Arnold, CFA. Executive Vice President; Portfolio Manager; Director of Research; rejoined Templeton Global Equity Group in 2008, having previously served as a Senior Vice President, Portfolio Manager and Research Analyst with Templeton Global Equity Group from 1997 to 2001.

Templeton Investment Counsel, LLC ("Templeton")

Templeton is located at 300 S. E. 2nd Street, Ft. Lauderdale, Florida 33301, and has been in the business of providing investment advisory services since 1954. Templeton is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers
International Value Trust	Tucker Scott, CFA Cindy Sweeting, CFA Peter Nori, CFA

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Tucker Scott, CFA. Lead Portfolio Manager, Executive Vice President; joined Templeton Global in 1996.

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Cindy Sweeting, CFA. President, Director of Portfolio Management, Portfolio Manager; joined Templeton in 1997.

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Peter Nori, CFA. Executive Vice President, Portfolio Manager; joined Templeton in 1994.

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T. Rowe Price Associates, Inc. ("T. Rowe Price")

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. T. Rowe Price and its affiliates manage over eleven million individual and institutional investor accounts.

Funds	Portfolio Managers
Mid Value Trust	David J. Wallack

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David J. Wallack. Vice President; joined T. Rowe Price in 1990.

Wellington Management Company LLP ("Wellington Management")

Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. Wellington Management has identified the following persons as jointly and primarily responsible for the day-to-day management of the funds' portfolio as set forth below.

Funds	Portfolio Managers
Investment Quality Bond Trust	Lucius T. (L.T.) Hill III Campe Goodman, CFA Joseph F. Marvan, CFA
Mid Cap Stock Trust	Michael T. Carmen, CFA Mario E. Abularach, CFA Stephen Mortimer
Small Cap Growth Trust	Steven C. Angeli, CFA Mario E. Abularach, CFA Stephen Mortimer
Small Cap Value Trust	Timothy J. McCormack, CFA Shaun F. Pedersen

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Mario E. Abularach, CFA. Senior Vice President and Equity Research Analyst of Wellington Management; joined the firm as an investment professional in 2001.

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Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1994.

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Michael T. Carmen, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1999.

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Campe Goodman, CFA. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2000.

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Lucius T. (L.T.) Hill III. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1993.

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Joseph F. Marvan, CFA. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2003.

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Timothy J. McCormack, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2000.

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Stephen Mortimer. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2001.

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Shaun F. Pedersen. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2004.

Wells Capital Management, Incorporated ("WellsCap")

WellsCap, located at 525 Market St., San Francisco, California, is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net-worth individuals. WellsCap is a wholly-owned subsidiary of Wells Fargo Bank, N.A., which in turn is indirectly wholly-owned by Wells Fargo & Company, a publicly listed company.

Fund	Portfolio Managers
Core Bond Trust	Thomas O'Connor, CFA Troy Ludgood

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Thomas O'Connor, CFA. Senior Portfolio Manager and Co-Head of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2003.

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Troy Ludgood. Senior Portfolio Manager and Co-Head of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2004.

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Western Asset Management Company ("Western Asset")

Western Asset Management Company Limited serves as sub-subadvisor*

Western Asset is one of the world's leading investment management firms. Its sole business is managing fixed-income portfolios, an activity the Firm has pursued since 1971. From offices in Pasadena, New York, Sao Paulo, London, Dubai, Singapore, Hong Kong, Tokyo and Melbourne, Western Asset's 865 employees perform investment services for a wide variety of global clients. The Firm's clients include charitable, corporate, health care, insurance, mutual fund, public and union organizations, and client portfolios range across an equally wide variety of mandates, from money markets to emerging markets. Western Asset's client base totals 509, representing 40 countries and 1,046 accounts.

Fund	Portfolio Manager
High Yield Trust*	Michael C. Buchanan S. Kenneth Leech

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Michael C. Buchanan. Deputy Chief Investment Officer; joined Western Asset in 2005.

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S. Kenneth Leech. Chief Investment Officer of Western Asset; joined Western Asset in 1990.

Share classes and Rule 12b-1 plans

Share classes

The funds may issue four classes of shares: Series I, Series II, Series III and NAV shares (not all funds issue all share classes). Each share class is the same except for differences in the allocation of fund expenses and voting rights as described below.

The expenses of each fund are generally borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the fund attributable to shares of each class. "Class expenses," however, are allocated to each class. "Class expenses" include Rule 12b-1 fees (if any) paid by a share class and other expenses determined by the Advisor to be properly allocable to a particular class. The Advisor will make such allocations in a manner and using such methodology as it determines to be reasonably appropriate, subject to ratification or approval by the Board. The kinds of expenses that the Advisor may allocate to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees' fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

All shares of each fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

Rule 12b-1 Plans

Rule 12b-1 fees will be paid to JHVIT's Distributor, John Hancock Distributors, LLC, or any successor thereto (the "Distributor").

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i) for any expenses relating to the distribution of the shares of the class,
(ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and
(iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHVIT's investment advisor and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

The annual Rule 12b-1 fee rate currently accrued by each fund is set forth in the expense table of each fund. Subject to the approval of the Board, each fund may under the 12b-1 Plans charge Rule 12b-1 fees up to the following maximum annual rates:

Series I shares
an annual rate of up to 0.15%* of the net assets of the Series I shares

*0.60% in the case of American Asset Allocation Trust, American Global Growth Trust, American Growth-Income Trust, American Growth Trust, American International Trust and American New World Trust.

Series II shares
an annual rate of up to 0.35%* of the net assets of the Series II shares

*0.75% in the case of American Asset Allocation Trust, American Global Growth Trust, American Growth-Income Trust, American Growth Trust, American International Trust and American New World Trust.

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Series III shares
an annual rate of up to 0.25% of the net assets of the Series III shares

Rule 12b-1 fees are paid out of a fund's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a fund and may, over time, be greater than other types of sales charges.

General information

Purchase and redemption of shares

Shares of each fund are offered continuously, without sales charge, and are sold and redeemed at a price equal to their net asset value (NAV) next computed after a purchase payment or redemption request is received. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHVIT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

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trading on the New York Stock Exchange ("NYSE") is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;

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an emergency exists, as determined by the SEC, as a result of which disposal by JHVIT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHVIT fairly to determine the value of its net assets; or

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the SEC by order so permits for the protection of security holders of JHVIT.

Shares of the funds are not sold directly to the public but generally may be sold only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts issued by such companies, to certain entities affiliated with the insurance companies, to those funds of JHVIT that operate as funds of funds and invest in other funds ("Underlying Funds") and to certain qualified retirement plans ("qualified plans").

Due to differences in tax treatments and other considerations, the interests of holders of variable annuity and variable life insurance contracts, and the interests of holders of variable contracts and qualified plan investors, that participate in JHVIT may conflict. The Board of Trustees of JHVIT (the "Board" or "Trustees") will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

Valuation of shares

The net asset value (NAV) for each class of shares of the funds is determined once daily as of the close of regular trading of the New York Stock Exchange (NYSE) (typically 4:00 P.M., Eastern time, on each business day that the NYSE is open). On holidays or other days when the NYSE is closed, the NAV is not calculated and the funds do not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the funds' NAV is not calculated. Consequently, each fund's portfolio securities may trade and the NAV of the fund's shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.

Each class of shares of each fund (except Money Market Trust) has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Valuation of securities

Portfolio securities are valued by various methods that are generally described below. Securities held by Money Market Trust are valued on the basis of amortized cost. Portfolio securities also may be fair valued by the funds' Pricing Committee in certain instances pursuant to procedures established by the Trustees. Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is valued at the price on the exchange where the security was acquired or most likely will be sold. Debt obligations are valued based on evaluated prices provided by an independent pricing vendor. Certain short-term securities purchased with an original or remaining maturity of 60 days or less remaining at par, are valued at amortized cost. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Exchange-traded options are valued at the mean of the most recent bid and ask prices. Futures contracts are valued at settlement prices. If settlement prices are not available, futures contracts may be valued using last traded prices. Shares of other open-end investment companies that are not ETFs (underlying funds) are valued based on the NAVs of such underlying funds.
If market quotations or official closing prices are not readily available or are otherwise deemed unreliable because of market- or issuer-specific events, a security will be valued at its fair value as determined in good faith by the Trustees. The Trustees are assisted in their responsibility to fair value securities by the funds' Pricing Committee, and the actual calculation of a security's fair value may be made by the Pricing Committee acting pursuant to the procedures established by the Trustees. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.
Fair value pricing of securities is intended to help ensure that a fund's NAV reflects the fair market value of the fund's portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at

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a gain, thereby diluting the interests of long- term shareholders. However, a security's valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.
The use of fair value pricing has the effect of valuing a security based upon the price a fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.
Regarding a fund's investment in an underlying fund that is not an ETF, which (as noted above) is valued at such underlying fund's NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.

Dividends

JHVIT intends to declare as dividends substantially all of the net investment income, if any, of each fund. Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of that fund or paid in cash.

Money Market Trust seeks to maintain a constant per share NAV of $1.00. Dividends from net investment income for each of these funds will generally be declared and reinvested, or paid in cash, as to a share class daily. However, if class expenses exceed class income on any given day, as may occur from time to time in the current investment environment, the fund may determine not to pay a dividend on the class on that day and to resume paying dividends on that class only when, on a future date, the accumulated net investment income of the class is positive. The accumulated net investment income for a class on any day is equal to the accumulated income attributable to that class less the accumulated expenses attributable to that class since the last payment of a dividend on that class. When a fund resumes paying a dividend on a class, the amount of the initial dividend will be the accumulated net investment income for the class on the date of payment. As a result of this policy, a fund: (1) on any given day, may pay a dividend on all of its classes, on none of its classes or on some but not all of its classes; (2) may not pay a dividend on one or more classes for one or more indeterminate periods which may be as short as a day or quite lengthy; and (3) may, during a period in which it does not pay a dividend on a class, have days on which the net investment income for that class is positive but is not paid as a dividend because the accumulated net investment income for the class continues to be negative. In addition, a shareholder who purchases shares of a class with a negative accumulated net investment income could hold those shares during a period of positive net investment income and never receive a dividend unless and until that accumulated positive net investment income exceeded the negative accumulated net investment income at the time of purchase.

Disruptive short term trading

None of the funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities, which may increase portfolio transaction costs, disrupt management of a fund (affecting a subadvisor's ability to effectively manage a fund in accordance with its investment objective and policies), dilute the interest in a fund held for long-term investment or adversely affect a fund's performance ("Disruptive Short-Term Trading").

The Board has adopted procedures to deter Disruptive Short-Term Trading and JHVIT seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a fund's holdings, and the time when that change is reflected in the NAV of the fund's shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. JHVIT seeks to deter and prevent this activity, sometimes referred to as "market timing" or "stale price arbitrage," by the appropriate use of "fair value" pricing of the funds' portfolio securities. See "Purchases and Redemption of Shares" above for further information on fair value pricing.

Second, management of JHVIT will monitor purchases and redemptions of JHVIT shares either directly or through procedures adopted by the affiliated insurance companies that use JHVIT as their underlying investment vehicle. If management of JHVIT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a fund held for long-term investment i.e. Disruptive Short-Term Trading, JHVIT may impose restrictions on such trading as described below.

Pursuant to Rule 22c-2 under the 1940 Act, JHVIT and each insurance company that uses JHVIT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy that the insurance company reasonably believes is designed to deter disruptive short-term trading; (ii) furnish JHVIT, upon its request, with information regarding contract holder trading activities in shares of JHVIT; and (iii) enforce its shortterm trading policy with respect to contract holders identified by JHVIT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHVIT, to cease to accept trading instructions from the financial intermediary for the contract holder unless such instructions are sent to the financial intermediary by regular U.S. mail.

Investors in JHVIT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading that such limitations and ability may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of fund shares by multiple investors are aggregated for presentation to a fund on a net basis, inherently make it more difficult for JHVIT to identify short-term transactions in a fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHVIT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHVIT is

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unsuccessful in restricting Disruptive Short-Term Trading, the affected funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadvisor's ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

Market timers may target funds with the following types of investments:

i.

Funds with significant investments in foreign securities traded on markets that close before the fund determines its NAV;

ii.

Funds with significant investments in high yield securities that are infrequently traded; and

iii.

Funds with significant investments in small cap securities.

Market timers may also target funds with other types of investments for frequent trading of shares.

Policy regarding disclosure of fund portfolio holdings

A description of the funds' policies and procedures regarding disclosure of portfolio holdings can be found in the SAI.

XBRL filings

A fund's XBRL filings are located at http://www.johnhancock.com/XBRL/JHT.html.

Additional information about fund expenses

Each fund's annual operating expenses will likely vary throughout the period and from year to year. Each fund's expenses for the current fiscal year may be higher than the expenses listed in the fund's "Annual fund operating expenses" table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

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Financial highlights

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund for the past five years (or since inception in the case of a fund in operation for less than five years.) Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account that may use John Hancock Variable Insurance Trust ("JHVIT") as its underlying investment medium or of any variable insurance contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced.

The financial statements of JHVIT as of December 31, 2014, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP, along with JHVIT's financial statements, as they appear in JHVIT's annual report, has been incorporated by reference into the SAI. Copies of JHVIT's annual report are available upon request.

500 Index Trust B

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series NAV
12-31-2014	23.33	0.43	2.69	3.12	(0.40)	(0.37)	—	(0.77)	25.68	13.43	0.49	0.25	1.76	1,530	2
12-31-2013	18.01	0.38	5.37	5.75	(0.39)	(0.04)	—	(0.43)	23.33	32.03	0.48	0.25	1.80	1,397	4
12-31-2012	15.71	0.36	2.12	2.48	(0.18)	—	—	(0.18)	18.01	15.80	0.49	0.25	2.07	1,121	4	[6]
12-31-2011	15.71	0.30	(0.01)	0.29	(0.29)	—	—	(0.29)	15.71	1.87	0.49	0.25	1.86	845	4
12-31-2010	13.91	0.25	1.81	2.06	(0.26)	—	—	(0.26)	15.71	14.86	0.49	0.25	1.77	886	10

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Excludes merger activity.

American Asset Allocation Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series III
12-31-2014	15.22	0.21	[3]	0.61	0.82	(0.22)	(0.07)	—	(0.29)	15.75	5.40	0.27	[4]	0.26	[4]	1.37	[3]	156	7
12-31-2013	12.46	0.20	[3]	2.76	2.96	(0.20)	—	—	(0.20)	15.22	23.79	0.27	[4]	0.27	[4]	1.40	[3]	173	2
12-31-2012	10.93	0.23	[3]	1.54	1.77	(0.24)	—	—	(0.24)	12.46	16.16	0.27	[4]	0.27	[4]	1.87	[3]	156	2
12-31-2011	11.00	0.21	[3]	(0.07)	0.14	(0.21)	—	—	(0.21)	10.93	1.27	0.27	[4]	0.27	[4]	1.84	[3]	146	2
12-31-2010	9.96	0.20	[3]	1.04	1.24	(0.20)	— [5]	—	(0.20)	11.00	12.54	0.27	[4]	0.27	[4]	1.96	[3]	153	3

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4	Ratios do not include expense indirectly incurred from the underlying fund held by the portfolio. The expense ratio of the underlying fund held by the portfolio was 0.31% for all periods presented.
5	Less than $0.005 per share.

172

American Global Growth Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series III
12-31-2014	15.64	0.18	[3]	0.18	0.36	(0.18)	—	—	(0.18)	15.82	2.31	0.28	[4]	0.24	[4]	1.12	[3]	36	13
12-31-2013	12.25	0.24	[3]	3.33	3.57	(0.18)	—	—	(0.18)	15.64	29.12	0.29	[4]	0.28	[4]	1.68	[3]	40	2	[5]
12-31-2012	10.08	0.10	[3]	2.17	2.27	(0.10)	—	—	(0.10)	12.25	22.49	0.29	[4]	0.29	[4]	0.84	[3]	4	5
12-31-2011	11.22	0.15	[3]	(1.15)	(1.00)	(0.14)	—	—	(0.14)	10.08	(8.92)	0.29	[4]	0.29	[4]	1.37	[3]	3	7
12-31-2010	10.17	0.16	[3]	1.04	1.20	(0.15)	—	—	(0.15)	11.22	11.80	0.29	[4]	0.28	[4]	1.60	[3]	3	8

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4

Ratios do not include expenses indirectly incurred from underlying fund held by the portfolio. The expense ratios of the underlying fund held by the portfolio were as follows: 0.55%, 0.56%, 0.55%, 0.56% and 0.61% for the periods ended 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively.

5	Excludes merger activity.

American Growth Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series III
12-31-2014	22.36	0.26	[3]	1.64	1.90	(0.28)	—	—	(0.28)	23.98	8.47	0.27	[4]	0.26	[4]	1.14	[3]	106	7
12-31-2013	17.33	0.17	[3]	5.04	5.21	(0.18)	—	—	(0.18)	22.36	30.07	0.27	[4]	0.27	[4]	0.88	[3]	116	2
12-31-2012	14.81	0.13	[3]	2.52	2.65	(0.13)	—	—	(0.13)	17.33	17.89	0.27	[4]	0.27	[4]	0.78	[3]	106	4
12-31-2011	15.57	0.10	[3]	(0.77)	(0.67)	(0.09)	—	—	(0.09)	14.81	(4.29)	0.27	[4]	0.27	[4]	0.65	[3]	98	6
12-31-2010	13.20	0.11	[3]	2.36	2.47	(0.10)	—	—	(0.10)	15.57	18.69	0.27	[4]	0.27	[4]	0.78	[3]	89	5

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4

Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.35%, 0.35%, 0.34%, 0.34% and 0.34% for the periods ended 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively.

173

American Growth-Income Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series III
12-31-2014	21.92	0.27	[3]	2.07	2.34	(0.30)	—	—	(0.30)	23.96	10.64	0.27	[4]	0.26	[4]	1.19	[3]	252	6
12-31-2013	16.62	0.24	[3]	5.33	5.57	(0.27)	—	—	(0.27)	21.92	33.50	0.27	[4]	0.26	[4]	1.27	[3]	276	2
12-31-2012	14.37	0.57	[3]	1.94	2.51	(0.26)	—	—	(0.26)	16.62	17.51	0.27	[4]	0.27	[4]	3.53	[3]	257	18	[5]
12-31-2011	14.87	0.23	[3]	(0.50)	(0.27)	(0.23)	—	—	(0.23)	14.37	(1.81)	0.27	[4]	0.27	[4]	1.58	[3]	76	5
12-31-2010	13.52	0.21	[3]	1.35	1.56	(0.21)	—	—	(0.21)	14.87	11.51	0.27	[4]	0.27	[4]	1.51	[3]	79	6

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4

Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.29%, 0.29%, 0.28%, 0.29% and 0.29% based on the mix of underlying funds held by the portfolio for the periods ended 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively.

5	Excludes merger activity.

American International Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series III
12-31-2014	19.17	0.26	[3]	(0.77)	(0.51)	(0.26)	—	—	(0.26)	18.40	(2.66)	0.27	[4]	0.27	[4]	1.33	[4]	50	6
12-31-2013	15.96	0.23	[3]	3.21	3.44	(0.23)	—	—	(0.23)	19.17	21.58	0.28	[4]	0.27	[4]	1.31	[4]	55	3
12-31-2012	13.72	0.22	[3]	2.24	2.46	(0.22)	—	—	(0.22)	15.96	17.94	0.27	[4]	0.27	[4]	1.49	[4]	51	5
12-31-2011	16.28	0.34	[3]	(2.63)	(2.29)	(0.27)	—	—	(0.27)	13.72	(14.05)	0.27	[4]	0.27	[4]	2.18	[4]	45	9
12-31-2010	15.47	0.40	[3]	0.72	1.12	(0.31)	—	—	(0.31)	16.28	7.25	0.27	[4]	0.27	[4]	2.64	[4]	33	12

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4

Ratios do not include expense indirectly incurred from the underlying fund by the portfolio. The ratios of the underlying fund held by the portfolio were as follows: 0.54%, 0.54%, 0.53%, 0.53% and 0.53% for the periods ended 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively.

174

American New World Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series III
12-31-2014	14.86	0.13	[3]	(1.27)	(1.14)	(0.13)	(0.41)	—	(0.54)	13.18	(7.95)	0.32	[4]	0.31	[4]	0.91	[3]	2	20
12-31-2013	13.51	0.16	[3]	1.37	1.53	(0.18)	—	—	(0.18)	14.86	11.36	0.32	[4]	0.32	[4]	1.12	[3]	2	11
12-31-2012	11.58	0.11	[3]	1.94	2.05	(0.12)	—	—	(0.12)	13.51	17.71	0.33	[4]	0.33	[4]	0.85	[3]	3	7
12-31-2011	13.72	0.22	[3]	(2.14)	(1.92)	(0.22)	—	—	(0.22)	11.58	(14.02)	0.31	[4]	0.31	[4]	1.70	[3]	3	14
12-31-2010	11.81	0.22	[3]	1.89	2.11	(0.20)	—	—	(0.20)	13.72	17.84	0.31	[4]	0.30	[4]	1.76	[3]	3	26

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4

Ratios do not include expenses indirectly incurred from the underlying fund held by the portfolio. The expense ratios of the underlying fund held by the portfolio were as follows: 0.78%, 0.79%, 0.78%, 0.80% and 0.80% for the periods ended 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively.

Bond Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	13.30	0.31	0.42	0.73	(0.36)	—	—	(0.36)	13.67	5.53	0.64		0.64		2.23		228	104	[3]
12-31-2013	13.99	0.27	(0.46)	(0.19)	(0.40)	(0.10)	—	(0.50)	13.30	(1.36)	0.65		0.64		1.97		249	104
12-31-2012	13.62	0.31	0.55	0.86	(0.39)	(0.10)	—	(0.49)	13.99	6.34	0.65		0.64		2.23		244	114
12-31-2011[4]	13.87	0.02	0.08	0.10	(0.35)	—	—	(0.35)	13.62	0.75 [5]	0.66	[6]	0.65	[6]	0.75	[6]	230	108	[3,7]

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Excludes merger activity.
4	The inception date for Series I shares is 10-31-11.
5	Not annualized.
6	Annualized.
7	Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

175

Core Bond Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	12.85	0.21	0.55	0.76	(0.39)	—	—	(0.39)	13.22	5.93	0.67	0.67	1.59	1	356
12-31-2013	13.96	0.21	(0.50)	(0.29)	(0.29)	(0.53)	—	(0.82)	12.85	(2.16)	0.67	0.66	1.54	1	326
12-31-2012	13.83	0.25	0.64	0.89	(0.39)	(0.37)	—	(0.76)	13.96	6.47	0.67	0.67	1.79	2	367
12-31-2011	13.68	0.35	0.77	1.12	(0.44)	(0.53)	—	(0.97)	13.83	8.32	0.67	0.67	2.51	2	436
12-31-2010	13.24	0.37	0.56	0.93	(0.37)	(0.12)	—	(0.49)	13.68	7.08	0.68	0.68	2.71	1	562

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Core Strategy Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Series I
12-31-2014	14.48	0.29	[3]	0.60	0.89	(0.30)	(0.12)	—	(0.42)	14.95	6.11	0.11	[4]	0.11	[4]	1.92	[3]	135		5
12-31-2013	13.58	0.01	[3]	2.55	2.56	(0.08)	(1.58)	—	(1.66)	14.48	19.16	0.12	[4]	0.12	[4]	0.06	[3]	142		8	[5]
12-31-2012	12.40	0.43	[3]	1.12	1.55	(0.35)	(0.02)	—	(0.37)	13.58	12.53	0.13	[4]	0.13	[4]	3.21	[3]	—	[6]	110	[7]
12-31-2011	12.66	0.42	[3]	(0.39)	0.03	(0.29)	— [8]	—	(0.29)	12.40	0.21	0.12	[4]	0.11	[4]	3.34	[3]	—	[6]	8
12-31-2010	11.51	0.12	[3]	1.31	1.43	(0.25)	(0.03)	—	(0.28)	12.66	12.42	0.13	[4]	0.07	[4]	0.98	[3]	—	[6]	15

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4

Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 0.59%, 0.50% - 0.64%, 0.49% - 0.59%, 0.48% - 0.50% and 0.48% - 0.50% based on the mix of underlying funds held by the portfolio for the periods ended 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively.

5	Excludes merger activity.
6	Less than $500,000.
7	Increase in the portfolio turnover is directly attributed to in-kind transactions that are related to the reorganization of the underlying funds held by the Trust.
8	Less than $0.005 per share.

Franklin Templeton Founding Allocation Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	13.05	0.39	[3]	0.01	0.40	(0.43)	—	—	(0.43)	13.02	3.01	0.11	0.11	[4]	2.92	[3]	45	4
12-31-2013	10.73	0.29	[3]	2.33	2.62	(0.30)	—	—	(0.30)	13.05	24.43	0.12	0.12	[4]	2.37	[3]	52	3
12-31-2012	9.51	0.31	[3]	1.24	1.55	(0.33)	—	—	(0.33)	10.73	16.26	0.12	0.12	[4]	3.04	[3]	47	3
12-31-2011	9.95	0.29	[3]	(0.43)	(0.14)	(0.30)	—	—	(0.30)	9.51	(1.41)	0.12	0.12	[4]	2.92	[3]	44	3
12-31-2010	9.33	0.37	[3]	0.62	0.99	(0.37)	—	—	(0.37)	9.95	10.67	0.12	0.10	[4]	3.87	[3]	47	5

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.84% - 0.98%, 0.85% - 0.97%, 0.85% - 1.00%, 0.85% - 1.03% and 0.85% - 1.03% for the periods ended 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively.

176

Fundamental Large Cap Value Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)		Portfolio turnover (%)
Series I
12-31-2014	15.94	0.17	1.52	1.69	(0.11)	—	—	(0.11)	17.52	10.61	0.71	0.70	1.03	621		29	[3]
12-31-2013	12.18	0.17	3.77	3.94	(0.18)	—	—	(0.18)	15.94	32.41	0.74	0.74	1.17	273		40	[3]
12-31-2012	9.91	0.19	2.22	2.41	(0.14)	—	—	(0.14)	12.18	24.42	0.76	0.75	1.67	67		42
12-31-2011	9.84	0.15	0.02	0.17	(0.10)	—	—	(0.10)	9.91	1.75	0.78	0.78	1.53	45		108
12-31-2010	8.83	0.13	1.06	1.19	(0.18)	—	—	(0.18)	9.84	13.56	0.78	0.78	1.43	—	[4]	154

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Excludes merger activity.
4	Less than $500,000.

Global Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	20.50	0.47	[3]	(0.99)	(0.52)	(0.40)	—	—	(0.40)	19.58	(2.60)	0.95	0.94	2.27	[3]	180	17	[4]
12-31-2013	15.86	0.26		4.66	4.92	(0.28)	—	—	(0.28)	20.50	31.09	0.96	0.95	1.45		176	14
12-31-2012	13.31	0.30		2.57	2.87	(0.32)	—	—	(0.32)	15.86	21.74	0.96	0.94	2.04		156	16
12-31-2011	14.48	0.31		(1.18)	(0.87)	(0.30)	—	—	(0.30)	13.31	(6.00)	0.96	0.94	2.14		150	24
12-31-2010	13.64	0.22		0.84	1.06	(0.22)	—	—	(0.22)	14.48	7.76	0.96	0.94	1.64		178	8

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.08 and 0.37% for all series, respectively.
4	Excludes merger activity.

177

Global Bond Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	12.39	0.31	(0.04)	0.27	(0.12)	—	—	(0.12)	12.54	2.28	0.83	0.83	2.43	52	69
12-31-2013	13.16	0.27	(0.98)	(0.71)	(0.06)	—	—	(0.06)	12.39	(5.42)	0.85	0.85	2.11	60	123
12-31-2012[3]	13.23	0.36	0.55	0.91	(0.98)	—	—	(0.98)	13.16	7.03	0.86	0.86	2.71	75	131
12-31-2011	12.92	0.35	0.82	1.17	(0.86)	—	—	(0.86)	13.23	9.08	0.82	0.81	2.60	82	103
12-31-2010	12.14	0.32	0.92	1.24	(0.46)	—	—	(0.46)	12.92	10.30	0.83	0.83	2.50	91	394

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3

In accordance with Accounting Standards Update 2011-3, Reconsideration of Effective Control for Repurchase Agreements, the portfolio now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the portfolio has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 202%. The portfolio also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.14% and the ratio of expenses to average net assets by 0.02%.

High Yield Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	6.09	0.39	(0.36)	0.03	(0.42)	—	—	(0.42)	5.70	0.28	0.78	0.77	6.33	105	72
12-31-2013	6.01	0.40	0.10	0.50	(0.42)	—	—	(0.42)	6.09	8.35	0.79	0.78	6.44	122	99
12-31-2012	5.46	0.44	0.58	1.02	(0.47)	—	—	(0.47)	6.01	18.99	0.77	0.77	7.39	75	80
12-31-2011	5.94	0.47	(0.42)	0.05	(0.53)	—	—	(0.53)	5.46	0.90	0.77	0.76	7.68	74	91	[3]
12-31-2010	8.17	0.70	0.38	1.08	(3.31)[4]	—	—	(3.31)	5.94	13.78	0.75	0.75	8.28	86	58	[3]

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Excludes merger activity.
4

The amount shown for net investment income per share does not correspond with distributions from net investment income due to the timing of sales and repurchase of shares throughout the period as compared to shares outstanding at distribution date.

178

International Core Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	11.70	0.39	[3]	(1.15)	(0.76)	(0.42)	—	—	(0.42)	10.52	(6.70)	1.07	1.06	3.33	[3]	42	75
12-31-2013	9.61	0.26		2.13	2.39	(0.30)	—	—	(0.30)	11.70	24.99	1.07	1.07	2.51		49	47
12-31-2012	8.60	0.26		1.02	1.28	(0.27)	—	—	(0.27)	9.61	15.05	1.07	1.07	2.93		45	49
12-31-2011	9.77	0.26		(1.20)	(0.94)	(0.23)	—	—	(0.23)	8.60	(9.57)	1.07	1.07	2.67		47	39
12-31-2010	9.08	0.16		0.71	0.87	(0.18)	—	—	(0.18)	9.77	9.58	1.07	1.07	1.76		60	43

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Net investment income per share and the percentage of average net assets reflects special dividends received by the portfolio, which amounted to $0.09 and 0.73% for all series, respectively.

International Small Company Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	12.61	0.18	(1.04)	(0.86)	(0.17)	—	—	(0.17)	11.58	(6.89)	1.19	1.18	1.46	37	20
12-31-2013	10.15	0.18	2.49	2.67	(0.21)	—	—	(0.21)	12.61	26.34	1.17	1.17	1.61	46	10
12-31-2012	8.63	0.19	1.46	1.65	(0.13)	—	—	(0.13)	10.15	19.19	1.18	1.04	1.97	41	3
12-31-2011	10.50	0.18	(1.88)	(1.70)	(0.17)	—	—	(0.17)	8.63	(16.23)	1.16	1.04	1.74	41	11
12-31-2010	8.78	0.09	1.89	1.98	(0.26)	—	—	(0.26)	10.50	22.70	1.15	1.15	1.03	62	13

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

179

International Value Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	14.78	0.42	[3]	(2.24)	(1.82)	(0.42)	—	—	(0.42)	12.54	(12.51)	0.97	0.96	2.91	[3]	95	34
12-31-2013	11.91	0.25		2.86	3.11	(0.24)	—	—	(0.24)	14.78	26.15	0.97	0.97	1.88		124	31
12-31-2012	10.25	0.28		1.68	1.96	(0.30)	—	—	(0.30)	11.91	19.38	0.97	0.93	2.57		114	19
12-31-2011	12.10	0.33		(1.88)	(1.55)	(0.30)	—	—	(0.30)	10.25	(12.85)	0.97	0.93	2.76		116	32
12-31-2010	11.42	0.24		0.67	0.91	(0.23)	—	—	(0.23)	12.10	7.98	0.99	0.98	2.10		162	20	[4]

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.09 and 0.65% for all series, respectively.
4	Excludes merger activity.

Investment Quality Bond Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	11.41	0.31	0.31	0.62	(0.35)	(0.03)	—	(0.38)	11.65	5.47	0.69	0.69	2.60	190	109
12-31-2013	12.34	0.32	(0.55)	(0.23)	(0.47)	(0.23)	—	(0.70)	11.41	(1.93)	0.69	0.68	2.68	205	79
12-31-2012	11.71	0.32	0.57	0.89	(0.26)	—	—	(0.26)	12.34	7.59	0.68	0.68	2.66	220	77
12-31-2011	11.30	0.41	0.50	0.91	(0.50)	—	—	(0.50)	11.71	8.07	0.68	0.68	3.49	222	62
12-31-2010	11.09	0.50	0.32	0.82	(0.61)	—	—	(0.61)	11.30	7.45	0.69	0.69	4.33	207	30

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

180

Lifestyle Balanced MVP

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1,2]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	13.69	0.29	0.30	0.59	(0.31)	(0.10)	—	(0.41)	13.87	4.29	0.11	0.10	2.05	768	20
12-31-2013	12.48	0.26	1.33	1.59	(0.27)	(0.11)	—	(0.38)	13.69	12.78	0.11	0.11	1.98	863	9
12-31-2012	11.41	0.22	1.13	1.35	(0.23)	(0.05)	—	(0.28)	12.48	11.87	0.11	0.11	1.82	834	32
12-31-2011	11.74	0.28	(0.21)	0.07	(0.28)	(0.12)	—	(0.40)	11.41	0.62	0.11	0.11	2.38	823	10
12-31-2010	10.79	0.25	1.02	1.27	(0.25)	(0.07)	—	(0.32)	11.74	11.75	0.11	0.11	2.19	832	30

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52% - 1.09%, 0.50% - 1.10%, 0.49% - 1.10%, 0.48% - 1.10% and 0.48% - 1.10% for the years ended 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively.

Lifestyle Balanced PS Series

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Series I
12-31-2014	13.95	0.42	[3]	0.41	0.83	(0.34)	(0.26)	—	(0.60)	14.18	5.96		0.12	[4]	0.11	[4]	2.95	[3]	28		27
12-31-2013[5]	13.99	0.16	[3]	0.09	0.25	(0.26)	(0.03)	—	(0.29)	13.95	1.77	[6]	0.14	[4,7]	0.12	[4,7]	1.12	[3,6]	—	[8]	37	[9]

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 0.59%, 0.50% - 0.63%, 0.49% - 1.10%, 0.73% - 1.10% for the years ended 12-31-14, 12-31-13, 12-31-12, and 12-31-11, respectively.

5	The inception date for Series I and Series NAV shares is 11-1-13.
6	Not annualized.
7	Annualized.
8	Less than $500,000.
9	Portfolio turnover is shown for the period from 1-1-13 to 12-31-13.

181

Lifestyle Conservative MVP

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1,2]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	12.58	0.32	0.31	0.63	(0.33)	(0.76)	—	(1.09)	12.12	5.02	0.12	0.10	2.50	191	33
12-31-2013	12.96	0.29	0.21	0.50	(0.35)	(0.53)	—	(0.88)	12.58	3.88	0.11	0.11	2.24	218	5
12-31-2012	12.56	0.33	0.73	1.06	(0.32)	(0.34)	—	(0.66)	12.96	8.52	0.11	0.11	2.51	274	22
12-31-2011	12.57	0.42	0.11	0.53	(0.41)	(0.13)	—	(0.54)	12.56	4.23	0.11	0.11	3.27	252	17
12-31-2010	11.83	0.29	0.79	1.08	(0.30)	(0.04)	—	(0.34)	12.57	9.12	0.11	0.11	2.36	247	34

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52%- 1.09%, 0.50% - 1.10%, 0.49% - 1.10%, 0.48% - 1.10% and 0.48% - 1.02% for the years ended 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively.

Lifestyle Conservative PS Series

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Series I
12-31-2014	13.18	0.53	[3]	0.20	0.73	(0.38)	(0.20)	—	(0.58)	13.33	5.55		0.15	[4]	0.13	[4]	3.96	[3]	8		56
12-31-2013[5]	13.48	0.23	[3]	(0.20)	0.03	(0.28)	(0.05)	—	(0.33)	13.18	0.20	[6]	0.27	[4,7]	0.12	[4,7]	1.74	[3,6]	—	[8]	22	[9]

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 0.59%, 0.50% - 0.63%, 0.49% - 1.10%, and 0.73% - 1.10% for the years ended 12-31-14, 12-31-13, 12-31-12, 12-31-11, respectively.

5	The inception date for Series I and Series NAV shares is 11-1-13.
6	Not annualized.
7	Annualized.
8	Less than $500,000.
9	Portfolio turnover is shown for the period from 1-1-13 to 12-31-13.

182

Lifestyle Growth MVP

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1,2]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	14.23	0.25	0.06	0.31	(0.26)	(0.15)	—	(0.41)	14.13	2.16	0.12	0.10	1.73	839	18
12-31-2013	12.21	0.23	2.13	2.36	(0.24)	(0.10)	—	(0.34)	14.23	19.34	0.11	0.11	1.73	917	11
12-31-2012	10.92	0.18	1.33	1.51	(0.18)	(0.04)	—	(0.22)	12.21	13.87	0.11	0.11	1.50	807	39	[5]
12-31-2011	11.42	0.22	(0.40)	(0.18)	(0.22)	(0.10)	—	(0.32)	10.92	(1.60)	0.11	0.11	1.92	726	9	[5]
12-31-2010	10.34	0.19	1.15	1.34	(0.19)	(0.07)	—	(0.26)	11.42	13.02	0.11	0.11	1.81	742	23

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds help by the portfolio. The range of expense ratios from the underlying funds held by the portfolio was as follows: 0.52% - 1.09%, 0.50% - 1.10%, 0.49% - 1.10%, 0.48% - 1.10% and 0.48% - 1.10% for the periods ended 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively.

5	Excludes merger activity.

Lifestyle Growth PS Series

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)		Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	14.51	0.39	[3]	0.51		0.90	(0.32)	(0.24)	—	(0.56)	14.85	6.17		0.11	[4]	0.11	[4]	2.61	[3]	37	18
12-31-2013[5]	14.31	0.02	[3]	0.39	[6]	0.41	(0.19)	(0.02)	—	(0.21)	14.51	2.88	[7]	0.14	[4,8]	0.12	[4,8]	0.11	[3,7]	4	46	[9]

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 0.59%, 0.50% - 0.63%, 0.49% - 1.10%, and 0.73% - 1.10% for the years ended 12-31-14, 12-31-13, 12-31-12, and 12-31-11, respectively.

5	The inception date for Series I and Series NAV shares is 11-1-13.
6

The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the portfolio.

7	Not annualized.
8	Annualized.
9	Portfolio turnover is shown for the period from 1-1-13 to 12-31-13.

183

Lifestyle Moderate MVP

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1,2]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	13.68	0.31	0.37	0.68	(0.32)	(0.74)	—	(1.06)	13.30	4.94	0.12	0.10	2.24	289	26
12-31-2013	12.78	0.29	1.02	1.31	(0.30)	(0.11)	—	(0.41)	13.68	10.22	0.11	0.11	2.14	320	7
12-31-2012	11.84	0.26	1.00	1.26	(0.27)	(0.05)	—	(0.32)	12.78	10.67	0.11	0.11	2.07	315	26
12-31-2011	12.01	0.32	(0.04)	0.28	(0.33)	(0.12)	—	(0.45)	11.84	2.33	0.11	0.11	2.65	301	12
12-31-2010	11.15	0.27	0.91	1.18	(0.27)	(0.05)	—	(0.32)	12.01	10.55	0.11	0.11	2.31	307	29

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.52% - 1.09%, 0.50% - 1.10%, 0.49% - 1.10%, 0.48% - 1.10% and 0.49% - 1.23% for the years ended 12-31-14 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively.

Lifestyle Moderate PS Series

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Series I
12-31-2014	13.82	0.43	[3]	0.38	0.81	(0.36)	(0.32)	—	(0.68)	13.95	5.91		0.13		0.13		3.03	[3]	8		38
12-31-2013[4]	13.95	0.18	[3]	(0.01)	0.17	(0.26)	(0.04)	—	(0.30)	13.82	1.23	[5]	0.21	[6,7]	0.12	[6,7]	1.34	[3,5]	—	[8]	36	[9]

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4	The inception date for Series I and Series NAV shares is 11-1-13.
5	Not annualized.
6	Annualized.
7

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 0.59%, 0.50% - 0.63%, 0.49% - 1.10%, and 0.73% - 1.10% for the years ended 12-31-14, 12-31-13, 12-31-12, and 12-31-11, respectively.

8	Less than $500,000.
9	Portfolio turnover is shown for the period from 1-1-13 to 12-31-13.

184

Mid Cap Index Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	21.82	0.23	1.79	2.02	(0.22)	(1.33)	—	(1.55)	22.29	9.35	0.56	0.46	1.05	679	14
12-31-2013	17.45	0.21	5.50	5.71	(0.22)	(1.12)	—	(1.34)	21.82	33.03	0.55	0.45	1.02	657	14
12-31-2012	16.75	0.16	2.65	2.81	(0.25)	(1.86)	—	(2.11)	17.45	17.48	0.55	0.49	0.91	453	8
12-31-2011	17.74	0.17	(0.60)	(0.43)	(0.12)	(0.44)	—	(0.56)	16.75	(2.25)	0.54	0.54	0.98	413	13
12-31-2010	14.22	0.14	3.55	3.69	(0.17)	—	—	(0.17)	17.74	25.98	0.54	0.54	0.88	436	12

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Mid Cap Stock Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	21.07	(0.08)	1.68	1.60	(0.02)	(4.04)	—	(4.06)	18.61	8.02	0.92	0.91	(0.37)	188	103
12-31-2013	15.68	(0.05)	5.80	5.75	(0.01)	(0.35)	—	(0.36)	21.07	36.82	0.92	0.92	(0.27)	207	116
12-31-2012	12.83	—	2.85	2.85	—	—	—	—	15.68	22.21	0.93	0.92	0.01	178	115
12-31-2011	14.13	(0.05)	(1.25)	(1.30)	—	—	—	—	12.83	(9.20)	0.93	0.93	(0.35)	175	107
12-31-2010	11.48	(0.03)	2.68	2.65	— [3]	—	—	—	14.13	23.08	0.93	0.93	(0.23)	221	115

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Less than $0.005 per share.

185

Mid Value Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	13.99	0.11	1.37	1.48	(0.10)	(1.41)	—	(1.51)	13.96	10.60	1.04	0.98	0.77	347	32
12-31-2013	11.49	0.09	3.47	3.56	(0.13)	(0.93)	—	(1.06)	13.99	31.39	1.04	0.99	0.67	347	37
12-31-2012	10.50	0.14	1.85	1.99	(0.10)	(0.90)	—	(1.00)	11.49	19.42	1.04	0.99	1.21	284	38
12-31-2011	11.12	0.11	(0.65)	(0.54)	(0.08)	—	—	(0.08)	10.50	(4.83)	1.04	1.00	0.96	271	54
12-31-2010	9.80	0.19	1.39	1.58	(0.22)	(0.04)	—	(0.26)	11.12	16.16	1.05	1.00	1.88	301	43

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Money Market Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)		Total from investment oper-ations ($)		From net investment income ($)	From net realized gain ($)		From tax return of capital ($)	Total distributions ($)		Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	1.00	—	—	[3]	—	[3]	—	—	[3]	—	—	[3]	1.00	0.00	[4]	0.56	0.16	—	1,794	—
12-31-2013	1.00	—	—	[3]	—	[3]	—	—	[3]	—	—	[3]	1.00	0.01		0.56	0.24	—	2,110	—
12-31-2012	1.00	—	—	[3]	—	[3]	—	—	[3]	—	—	[3]	1.00	0.01		0.55	0.30	—	2,599	—
12-31-2011	1.00	—	—	[3]	—	[3]	—	—	[3]	—	—	[3]	1.00	0.07		0.55	0.17	—	2,927	—
12-31-2010	1.00	—	—		—		—	—	[3]	—	—	[3]	1.00	—		0.55	0.29	—	2,889	—

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Less than $0.005 per share.
4	Less than 0.005%.

186

Mutual Shares Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	13.75	0.37	[3]	0.63	1.00	(0.47)	(0.26)	—	(0.73)	14.02	7.21	1.03	1.03	2.62	[3]	200	19
12-31-2013	10.86	0.20		2.87	3.07	(0.18)	—	—	(0.18)	13.75	28.32	1.03	1.02	1.63		220	27
12-31-2012	9.65	0.18		1.18	1.36	(0.15)	—	—	(0.15)	10.86	14.13	1.06	1.05	1.73		203	28
12-31-2011	9.84	0.18		(0.28)	(0.10)	(0.09)	—	—	(0.09)	9.65	(0.94)	1.08	1.08	1.84		190	38
12-31-2010	9.05	0.26	[4]	0.78	1.04	(0.25)	—	—	(0.25)	9.84	11.52	1.08	1.08	2.76	[4]	173	30

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.10 and 0.74% for all series, respectively.
4	Net investment income per share and the percentage of average net assets reflects special dividends received by the portfolio, which amounted to $0.11 and 1.22%, respectively.

Small Cap Growth Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	12.82	(0.10)	1.00	0.90	—	(2.04)	—	(2.04)	11.68	7.57	1.14	1.13	(0.81)	117	83
12-31-2013	9.29	(0.08)	4.13	4.05	—	(0.52)	—	(0.52)	12.82	44.08	1.15	1.15	(0.71)	128	114
12-31-2012	9.18	(0.03)	1.51	1.48	—	(1.37)	—	(1.37)	9.29	16.47	1.16	1.15	(0.31)	83	132
12-31-2011	10.12	(0.06)	(0.63)	(0.69)	—	(0.25)	—	(0.25)	9.18	(6.81)	1.16	1.15	(0.62)	83	136
12-31-2010	8.29	(0.06)	1.89	1.83	—	—	—	—	10.12	22.07	1.15	1.15	(0.69)	77	139

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

187

Small Cap Value Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	26.09	0.16	[3]	1.55	1.71	(0.16)	(3.03)	—	(3.19)	24.61	7.18	1.12	1.12	0.63	[3]	349	22
12-31-2013	20.70	0.06		6.79	6.85	(0.13)	(1.33)	—	(1.46)	26.09	33.32	1.13	1.12	0.23		376	24
12-31-2012	18.94	0.23		2.65	2.88	(0.17)	(0.95)	—	(1.12)	20.70	15.63	1.13	1.13	1.17		270	19
12-31-2011	18.89	0.10		0.11	0.21	(0.16)	—	—	(0.16)	18.94	1.15	1.14	1.14	0.53		229	20
12-31-2010	15.04	0.15		3.76	3.91	(0.06)	—	—	(0.06)	18.89	26.04	1.15	1.15	0.92		217	23

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Net investment income per share and the percentage of average net assets reflect special dividends received by the portfolio, which amounted to $0.06 and 0.22% for all series, respectively.

Total Bond Market Trust B

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series NAV
12-31-2014	10.09	0.29	0.32	0.61	(0.34)	—	—	(0.34)	10.36	6.06	0.51	0.25	2.82	284	64
12-31-2013	10.71	0.27	(0.53)	(0.26)	(0.36)	—	—	(0.36)	10.09	(2.44)	0.49	0.25	2.60	286	62
12-31-2012	10.46	0.34	0.09	0.43	(0.18)	—	—	(0.18)	10.71	4.08	0.52	0.25	3.16	297	29	[6]
12-31-2011	10.15	0.40	0.37	0.77	(0.46)	—	—	(0.46)	10.46	7.60	0.53	0.25	3.87	162	21
12-31-2010	9.97	0.41	0.24	0.65	(0.47)	—	—	(0.47)	10.15	6.50	0.52	0.25	3.97	165	26

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Excludes merger activity.

188

Ultra Short Term Bond Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	11.98	0.01	(0.01)	— [3]	(0.18)	—	—	(0.18)	11.80	(0.02)	0.66		0.65	0.05	9	69
12-31-2013	12.13	0.02	(0.03)	(0.01)	(0.14)	—	—	(0.14)	11.98	(0.07)	0.67		0.67	0.15	11	135
12-31-2012	12.20	0.04	0.03	0.07	(0.14)	—	—	(0.14)	12.13	0.54	0.70		0.69	0.34	8	196
12-31-2011	12.36	0.06	(0.05)	0.01	(0.17)	—	—	(0.17)	12.20	0.12	0.72	[4,5]	0.72	0.49	3	171

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Less than $0.005 per share.
4	Includes the impact of expense recapture which amounted to 0.03% of average net assets.
5	Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

Value Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)		Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2014	25.95	0.14	2.39		2.53	(0.12)	(2.62)	—	(2.74)	25.74	9.82	0.78	0.77	0.53	600	49
12-31-2013	19.31	0.15	6.68		6.83	(0.19)	—	—	(0.19)	25.95	35.40	0.79	0.79	0.64	523	42
12-31-2012	16.58	0.20	2.68		2.88	(0.15)	—	—	(0.15)	19.31	17.42	0.82	0.81	1.11	409	24
12-31-2011	16.61	0.16	—	[3]	0.16	(0.19)	—	—	(0.19)	16.58	0.98	0.83	0.83	0.93	197	28
12-31-2010	13.72	0.14	2.90		3.04	(0.15)	—	—	(0.15)	16.61	22.22	0.83	0.83	0.94	218	43

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Less than $0.005 per share.

189

Appendix A
Schedule of Management Fees

Set forth below is the schedule of the annual percentage rates of the management fees for the funds. For certain funds the advisory or management fee for the fund is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the "Aggregate Net Assets" of the fund. Aggregate Net Assets of a fund include the net assets of the fund, and in most cases, the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadvisor as the fund. If a fund and such other fund(s) (or portions thereof) cease to have the same subadvisor, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

Fund	APR	Advisory Fee Breakpoint
500 Index Trust B	0.470%	— first $500 million; and
	0.460%	— excess over $500 million.
Bond Trust	0.650%	— first $500 million;
	0.600%	— next $1 billion;
	0.575%	— next $1 billion; and
	0.550%	— excess over $2.5 billion.
(Aggregate Net Assets include the net assets of the fund and the Bond PS Series, a series of JHVIT.)
Core Bond Trust	0.690%	— first $200 million;
	0.640%	— next $200 million; and
	0.570%	— excess over $400 million.
(Aggregate Net Assets include the net assets of the fund and the Core Bond Fund, a series of JHF II.)
Core Strategy Trust

The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III ("Affiliated Funds Assets")* and (b) a fee on assets not invested in Affiliated Funds ("Other Assets"). *The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.

(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund:

	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.

(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund:

	0.500%	— first $500 million; and
	0.490%	—excess over $500 million.
Franklin Templeton Founding Allocation Trust

The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III ("Affiliated Funds Assets")* and (b) a fee on assets not invested in Affiliated Funds ("Other Assets"). *The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.

(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.

	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.

(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.

	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

190

Fundamental Large Cap Value Trust	0.700%	— first $500 million;
	0.650%	— next $500 million; and
	0.600%	— excess over $1 billion.
		(Aggregate Net Assets include the net assets of the fund and the Fundamental Large Cap Value Fund, a series of JHF II.)
Global Trust	0.850%	— first $1 billion; and
	0.800%	— excess over $1 billion.

(Aggregate Net Assets include the net assets of the fund, the Income Trust, the Mutual Shares Trust, and the International Value Trust, each a series of JHVIT, and the Global Fund, the Income Fund, the Mutual Shares Fund, the International Small Cap Fund and the International Value Fund, each a series of JHF II.)

Global Bond Trust	0.700%	— at all asset levels.
		(Aggregate Net Assets include the net assets of the fund and the Global Bond Fund, a series of JHF II.)
High Yield Trust	0.700%	— first $500 million; and
	0.650%	— excess over $500 million.
		(Aggregate Net Assets include the net assets of the fund and the High Yield Fund, a series of JHF II.)
International Core Trust	0.92%	— first $100 million;
	0.895%	— next $900 million;
	0.88%	— next $1 billion;
	0.85%	— next $1 billion;
	0.825%	— next $1 billion; and
	0.800%	— excess over $4 billion.
		(Aggregate Net Assets include the net assets of the fund and the International Core Fund, a series of JHF III.)
International Small Company Trust	0.950%	— at all asset levels.
		(Aggregate Net Assets include the net assets of the fund and the International Small Company Fund, a series of JHF II.)
International Value Trust	0.950%	— first $150 million;
	0.850%	— next $150 million; and
	0.800%	— excess over $300 million.*

(Aggregate Net Assets include the net assets of the fund, the Income Trust, the Mutual Shares Trust and the Global Trust, each a series of JHVIT; and the Income Fund, the Mutual Shares Fund, the International Value Fund, the International Small Cap Fund and the Global Fund, each a series of JHF II.) *When Aggregate Net Assets exceed $300 million, the advisory fee rate is 0.800% on all net assets of the fund.

Investment Quality Bond Trust	0.600%	— first $500 million; and
	0.550%	— excess over $500 million.
		(Aggregate Net Assets include the net assets of the fund and the Investment Quality Bond Fund, a series of JHF II.)

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Lifestyle Balanced MVP Lifestyle Conservative MVP Lifestyle Growth MVP Lifestyle Moderate MVP (Togehter with Lifestyle Aggressive MVP, the "JHVIT Lifestyle MVPs")

The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III ("Affiliated Funds Assets") * and (b) a fee on assets not invested in Affiliated Funds ("Other Assets"). *The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.

(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHVIT Lifestyle MVPs, the JHVIT Lifestyle PS Series and the Lifestyle Portfolios and Lifestyle II Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.

	0.050%	— first $7.5 billion; and
	0.040%	— excess over $7.5 billion.

(b) The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHVIT Lifestyle MVPs, the JHVIT Lifestyle PS Series and the Lifestyle Portfolios and Lifestyle II Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.

	0.500%	— first $7.5 billion; and
	0.490%	— excess over $7.5 billion.
Lifestyle Balanced PS Series Lifestyle Conservative PS Series Lifestyle Growth PS Series Lifestyle Moderate PS Series (Together with Lifestyle Aggressive PS Series, the "JHVIT Lifestyle PS Series")

The advisory fees has two components: (a) a fee on assets invested in funds of JHVIT, JHF II, or JHF III ("Affiliated Funds")* and (b) a fee on assets not invested in Affiliated Funds ("Other Assets"). *The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.

(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHVIT Lifestyle MVPs, the JHVIT Lifestyle PS Series and the Lifestyle Portfolios and Lifestyle II Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.

	0.050%	— first $7.5 billion; and
	0.040%	— excess over $7.5 billion.

(b) The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHVIT Lifestyle MVPs, the JHVIT Lifestyle PS Series and the Lifestyle Portfolios and Lifestyle II Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.

	0.500%	— first $7.5 billion; and
	0.490%	— excess over $7.5 billion.
Mid Cap Index Trust	0.490%	— first $250 million;
	0.480%	— next $250 million; and
	0.460%	— excess over $500 million.
Mid Cap Stock Trust	0.875%	— first $200 million;
	0.850%	— next $300 million; and
	0.825%	— excess over $500 million.
(Aggregate Net Assets include the net assets of the fund and the Mid Cap Stock Fund, a series of JHF II.)
Mid Value Trust	1.050%	— first $50 million; and
	0.950%	— excess over $50 million.
(Aggregate Net Assets include the net assets of the fund and the Mid Value Fund, a series of JHF II.)
Money Market Trust	0.500%	— first $500 million; and
	0.470%	— excess over $500 million.
(Aggregate Net Assets include the net assets of the fund and the Money Market Fund, a series of JHF II.)

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Mutual Shares Trust	0.960%	— first $750 million; and
	0.920%	— excess over $750 million.

When Aggregate Net Assets exceed $750 million, the advisory fee is 0.92% on all net assets of the Mutual Shares Trust. (Aggregate Net Assets include the net assets of the fund and the Mutual Shares Fund, a series of JHF II.)

Small Cap Growth Trust	1.100%	— first $100 million;
	1.050%	— next $400 million; and
	1.000%	— excess over $500 million.
		(Aggregate Net Assets include the net assets of the fund and the Small Cap Growth Fund, a series of JHF II.)
Small Cap Value Trust	1.100%	— first $100 million;
	1.050%	— next $500 million; and
	1.000%	— excess over $600 million.
		(Aggregate Net Assets include the net assets of the fund and the Small Cap Value Fund, a series of JHF II.)
Total Bond Market Trust B	0.470%	— first $1.5 billion; and
	0.460%	— excess over $1.5 billion.
Ultra Short Term Bond Trust	0.550%	— first $250 million; and
	0.530%	— excess over $250 million.
Value Trust	0.750%	—first $200 million;
	0.725%	—next $300 million; and
	0.650%	—excess over $500 million.
		(Aggregate Net Assets include the net assets of the fund and the Value Fund, a series of JHF II.)

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For more information

The following documents are available, which offer further information on JHVIT:

Annual/semiannual report to shareholders

Includes financial statements, a discussion of the market conditions, and investment strategies that significantly affected performance, as well as the auditor's report (in the annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHVIT's policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Variable Insurance Trust
601 Congress Street
Boston, MA 02210-2805

By phone: 800-344-1029

On the internet: johnhancock.com

Or you may obtain these documents and other information about the Funds from the SEC:

Online: sec.gov

By email (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):
Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

In person: at the SEC's Public Reference Room in Washington, DC

For access to the Reference Room call 202-551-8090.

1940 Act File No. 811-04146

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